1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND (FORMERLY, 1290 RETIREMENT 2060 FUND)

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.5%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	386	$13,996

Entertainment (0.9%)
Live Nation Entertainment, Inc.*	65	5,775
Netflix, Inc.*	396	223,388
TKO Group Holdings, Inc., Class A	42	3,515

		232,678

Interactive Media & Services (11.4%)
Alphabet, Inc., Class A*	6,906	967,531
Alphabet, Inc., Class C*	5,791	821,164
Match Group, Inc.*	224	8,597
Meta Platforms, Inc., Class A*	3,345	1,305,018

		3,102,310

Media (0.2%)
Charter Communications, Inc., Class A*	142	52,641

Total Communication Services		3,401,625

Consumer Discretionary (15.2%)
Automobiles (0.6%)
Tesla, Inc.*	870	162,942

Broadline Retail (4.3%)
Amazon.com, Inc.*	7,415	1,150,808
Etsy, Inc.*	32	2,130

		1,152,938

Distributors (0.3%)
Pool Corp.	213	79,076

Diversified Consumer Services (0.0%)†
H&R Block, Inc.	117	5,480

Hotels, Restaurants & Leisure (2.5%)
Airbnb, Inc., Class A*	539	77,691
Booking Holdings, Inc.*	15	52,612
Chipotle Mexican Grill, Inc.*	70	168,614
Choice Hotels International, Inc.	166	20,106
Churchill Downs, Inc.	230	27,823
Darden Restaurants, Inc.	230	37,393
Domino’s Pizza, Inc.	34	14,492
Hilton Worldwide Holdings, Inc.	72	13,749
Las Vegas Sands Corp.	1,034	50,583
Marriott International, Inc., Class A	131	31,405
McDonald’s Corp.	69	20,198
Norwegian Cruise Line Holdings Ltd.*	696	12,389
Planet Fitness, Inc., Class A*	23	1,559
Royal Caribbean Cruises Ltd.*	420	53,550
Starbucks Corp.	358	33,305
Texas Roadhouse, Inc., Class A	364	45,762
Wingstop, Inc.	20	5,622
Wynn Resorts Ltd.	5	472
Yum! Brands, Inc.	129	16,704

		684,029

Household Durables (0.1%)
NVR, Inc.*	2	14,151

Leisure Products (0.0%)†
Brunswick Corp.	34	2,743
Polaris, Inc.	26	2,339

		5,082

Specialty Retail (5.7%)
AutoZone, Inc.*	8	22,097
Best Buy Co., Inc.	133	9,641
Burlington Stores, Inc.*	262	50,081
CarMax, Inc.*	39	2,776
Dick’s Sporting Goods, Inc.	21	3,131
Five Below, Inc.*	222	39,840
Floor & Decor Holdings, Inc., Class A*	515	51,789
Home Depot, Inc. (The)	1,275	450,024
Lowe’s Cos., Inc.	118	25,115
Murphy USA, Inc.	186	65,569
O’Reilly Automotive, Inc.*	25	25,576
RH(x)*	2	507
Ross Stores, Inc.	1,611	225,991
TJX Cos., Inc. (The)	3,497	331,900
Tractor Supply Co.	494	110,952
Ulta Beauty, Inc.*	248	124,508
Wayfair, Inc., Class A*	31	1,558
Williams-Sonoma, Inc.	76	14,698

		1,555,753

Textiles, Apparel & Luxury Goods (1.7%)
Crocs, Inc.*	299	30,342
Deckers Outdoor Corp.*	212	159,791
Lululemon Athletica, Inc.*	482	218,741
NIKE, Inc., Class B	494	50,156
Skechers USA, Inc., Class A*	50	3,122
Tapestry, Inc.	64	2,483

		464,635

Total Consumer Discretionary		4,124,086

Consumer Staples (4.2%)
Beverages (0.7%)
Coca-Cola Co. (The)	1,205	71,685
PepsiCo, Inc.	598	100,781

		172,466

Consumer Staples Distribution & Retail (2.8%)
BJ’s Wholesale Club Holdings, Inc.*	306	19,688
Casey’s General Stores, Inc.	41	11,126
Costco Wholesale Corp.	819	569,107
Target Corp.	1,044	145,199

		745,120

Food Products (0.2%)
Hershey Co. (The)	201	38,902
Lamb Weston Holdings, Inc.	198	20,283

		59,185

Household Products (0.5%)
Church & Dwight Co., Inc.	376	37,544
Clorox Co. (The)	52	7,553
Kimberly-Clark Corp.	556	67,259
Procter & Gamble Co. (The)	201	31,585

		143,941

Personal Care Products (0.0%)†
Kenvue, Inc.	465	9,653

Total Consumer Staples		1,130,365

Energy (2.7%)
Energy Equipment & Services (0.1%)
Halliburton Co.	1,115	39,750

Oil, Gas & Consumable Fuels (2.6%)
Antero Midstream Corp.	925	11,322
APA Corp.	2,490	78,012
Cheniere Energy, Inc.	1,283	210,399
Hess Corp.	864	121,418

See Notes to Portfolio of Investments.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND (FORMERLY, 1290 RETIREMENT 2060 FUND)

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
New Fortress Energy, Inc.	623	$20,702
ONEOK, Inc.	66	4,504
Ovintiv, Inc.	1,036	43,947
Targa Resources Corp.	1,708	145,112
Texas Pacific Land Corp.	42	61,376

		696,792

Total Energy		736,542

Financials (6.5%)
Banks (0.1%)
First Citizens BancShares, Inc., Class A	5	7,550
NU Holdings Ltd., Class A*	3,100	26,691

		34,241

Capital Markets (1.7%)
Ameriprise Financial, Inc.	533	206,180
Blackstone, Inc.	234	29,121
FactSet Research Systems, Inc.	101	48,068
KKR & Co., Inc.	205	17,749
LPL Financial Holdings, Inc.	290	69,365
Moody’s Corp.	155	60,766
MSCI, Inc.	22	13,170
S&P Global, Inc.	3	1,345

		445,764

Consumer Finance (0.3%)
American Express Co.	347	69,657

Financial Services (3.4%)
Mastercard, Inc., Class A	976	438,449
Visa, Inc., Class A	1,805	493,234

		931,683

Insurance (1.0%)
Arch Capital Group Ltd.*	280	23,080
Everest Group Ltd.	36	13,859
Marsh & McLennan Cos., Inc.	183	35,473
Primerica, Inc.	203	47,534
Progressive Corp. (The)	741	132,083
RenaissanceRe Holdings Ltd.	83	18,993

		271,022

Total Financials		1,752,367

Health Care (7.6%)
Biotechnology (2.5%)
AbbVie, Inc.	1,550	254,820
Alnylam Pharmaceuticals, Inc.*	42	7,262
Amgen, Inc.	396	124,447
BioMarin Pharmaceutical, Inc.*	34	2,995
Incyte Corp.*	233	13,694
Regeneron Pharmaceuticals, Inc.*	12	11,313
Vertex Pharmaceuticals, Inc.*	598	259,161

		673,692

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	36	4,073
Align Technology, Inc.*	84	22,455
Dexcom, Inc.*	328	39,803
Edwards Lifesciences Corp.*	446	34,997
IDEXX Laboratories, Inc.*	183	94,260
Intuitive Surgical, Inc.*	126	47,656
Stryker Corp.	32	10,735

		253,979

Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	102	11,137
Cencora, Inc.	358	83,299
Cigna Group (The)	8	2,408
Elevance Health, Inc.	44	21,711
HCA Healthcare, Inc.	13	3,964
Humana, Inc.	201	75,990
McKesson Corp.	29	14,497
Molina Healthcare, Inc.*	254	90,536
UnitedHealth Group, Inc.	178	91,090

		394,632

Life Sciences Tools & Services (0.5%)
Illumina, Inc.*	164	23,454
Mettler-Toledo International, Inc.*	8	9,577
Thermo Fisher Scientific, Inc.	22	11,858
Waters Corp.*	131	41,620
West Pharmaceutical Services, Inc.	129	48,121

		134,630

Pharmaceuticals (2.2%)
Eli Lilly and Co.	646	417,064
Jazz Pharmaceuticals plc*	216	26,508
Merck & Co., Inc.	221	26,692
Zoetis, Inc.	735	138,040

		608,304

Total Health Care		2,065,237

Industrials (10.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	19	4,010
Lockheed Martin Corp.	283	121,523
TransDigm Group, Inc.	5	5,463

		130,996

Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc.	130	16,423
United Parcel Service, Inc., Class B	326	46,259

		62,682

Building Products (0.4%)
A.O. Smith Corp.	83	6,442
Advanced Drainage Systems, Inc.	422	55,037
Trex Co., Inc.*	676	55,081

		116,560

Commercial Services & Supplies (0.7%)
Copart, Inc.*	1,591	76,431
Rollins, Inc.	512	22,175
Waste Management, Inc.	498	92,444

		191,050

Construction & Engineering (0.1%)
EMCOR Group, Inc.	103	23,495

Electrical Equipment (0.0%)†
Vertiv Holdings Co., Class A	109	6,140

Ground Transportation (1.7%)
Avis Budget Group, Inc.	7	1,146
CSX Corp.	920	32,844
JB Hunt Transport Services, Inc.	101	20,299
Landstar System, Inc.	182	34,893
Old Dominion Freight Line, Inc.	400	156,408
Saia, Inc.*	19	8,561
Uber Technologies, Inc.*	250	16,317
U-Haul Holding Co. (Nasdaq Stock Exchange)*	16	1,060
U-Haul Holding Co. (New York Stock exchange)	163	10,411
Union Pacific Corp.	746	181,972

		463,911

Industrial Conglomerates (0.1%)
Honeywell International, Inc.	57	11,529

Machinery (3.3%)
Caterpillar, Inc.	1,154	346,558

See Notes to Portfolio of Investments.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND (FORMERLY, 1290 RETIREMENT 2060 FUND)

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Deere & Co.	833	$327,852
Donaldson Co., Inc.	304	19,635
Graco, Inc.	253	21,581
Illinois Tool Works, Inc.	367	95,750
Lincoln Electric Holdings, Inc.	291	64,666
Otis Worldwide Corp.	15	1,327

		877,369

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	126	1,793
Delta Air Lines, Inc.	53	2,075

		3,868

Professional Services (1.7%)
Automatic Data Processing, Inc.	572	140,586
Booz Allen Hamilton Holding Corp.	331	46,595
Broadridge Financial Solutions, Inc.	209	42,678
Paychex, Inc.	1,114	135,607
Verisk Analytics, Inc.	392	94,680

		460,146

Trading Companies & Distributors (1.6%)
Fastenal Co.	2,402	163,888
United Rentals, Inc.	79	49,407
Watsco, Inc.	18	7,038
WW Grainger, Inc.	243	217,640

		437,973

Total Industrials		2,785,719

Information Technology (39.7%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	352	91,055
Motorola Solutions, Inc.	313	100,004
Ubiquiti, Inc.	3	377

		191,436

Electronic Equipment, Instruments & Components (0.7%)
CDW Corp.	302	68,470
Jabil, Inc.	891	111,633
Keysight Technologies, Inc.*	69	10,575

		190,678

IT Services (1.2%)
Accenture plc, Class A	598	217,600
EPAM Systems, Inc.*	89	24,752
Gartner, Inc.*	176	80,509
GoDaddy, Inc., Class A*	89	9,493
Twilio, Inc., Class A*	44	3,094
VeriSign, Inc.*	4	796

		336,244

Semiconductors & Semiconductor Equipment (11.9%)
Advanced Micro Devices, Inc.*	840	140,860
Applied Materials, Inc.	1,939	318,578
Broadcom, Inc.	410	483,800
Enphase Energy, Inc.*	413	43,006
KLA Corp.	252	149,698
Lam Research Corp.	363	299,537
Microchip Technology, Inc.	440	37,479
NVIDIA Corp.	2,242	1,379,435
QUALCOMM, Inc.	1,882	279,496
Teradyne, Inc.	194	18,738
Texas Instruments, Inc.	412	65,969

		3,216,596

Software (15.2%)
Adobe, Inc.*	440	271,823
AppLovin Corp., Class A*	153	6,293
Autodesk, Inc.*	377	95,686
Dropbox, Inc., Class A*	253	8,015
Fair Isaac Corp.*	23	27,573
Fortinet, Inc.*	1,481	95,510
Intuit, Inc.	254	160,358
Manhattan Associates, Inc.*	219	53,121
Microsoft Corp.	7,143	2,839,914
Nutanix, Inc., Class A*	61	3,428
Oracle Corp.	575	64,228
Palo Alto Networks, Inc.*	475	160,792
Salesforce, Inc.*	657	184,676
ServiceNow, Inc.*	190	145,426

		4,116,843

Technology Hardware, Storage & Peripherals (10.0%)
Apple, Inc.	14,569	2,686,524
HP, Inc.	162	4,651
NetApp, Inc.	171	14,911

		2,706,086

Total Information Technology		10,757,883

Materials (0.7%)
Chemicals (0.4%)
Linde plc	26	10,525
RPM International, Inc.	176	18,772
Sherwin-Williams Co. (The)	249	75,791

		105,088

Construction Materials (0.2%)
Eagle Materials, Inc.	143	32,358
Vulcan Materials Co.	57	12,883

		45,241

Containers & Packaging (0.1%)
Avery Dennison Corp.	54	10,770
Graphic Packaging Holding Co.	803	20,485

		31,255

Total Materials		181,584

Utilities (0.2%)
Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	1,692	28,222
Vistra Corp.	991	40,661

Total Utilities		68,883

Total Common Stocks (99.6%) (Cost $25,011,471)		27,004,291

SHORT-TERM INVESTMENT:
Investment Company (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	269	269

Total Short-Term Investment (0.0%)† (Cost $269)		269

Total Investments in Securities (99.6%) (Cost $25,011,740)		27,004,560
Other Assets Less Liabilities (0.4%)		112,580

Net Assets (100%)		$27,117,140

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at January 31, 2024.

(xx)	At January 31, 2024, the Fund had loaned securities with a total value of $253. This was collateralized by cash of $269 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND (FORMERLY, 1290 RETIREMENT 2060 FUND)

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,401,625	$—	$—	$3,401,625
Consumer Discretionary	4,124,086	—	—	4,124,086
Consumer Staples	1,130,365	—	—	1,130,365
Energy	736,542	—	—	736,542
Financials	1,752,367	—	—	1,752,367
Health Care	2,065,237	—	—	2,065,237
Industrials	2,785,719	—	—	2,785,719
Information Technology	10,757,883	—	—	10,757,883
Materials	181,584	—	—	181,584
Utilities	68,883	—	—	68,883
Short-Term Investment
Investment Company	269	—	—	269

Total Assets	$27,004,560	$—	$—	$27,004,560

Total Liabilities	$—	$—	$—	$—

Total	$27,004,560	$—	$—	$27,004,560

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,215,675
Aggregate gross unrealized depreciation	(235,466)

Net unrealized appreciation	$1,980,209

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,024,351

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Commercial Mortgage-Backed Securities (0.8%)
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 D
4.566%, 2/10/48(l)§		$3,450,000	$3,056,729
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24 D
3.257%, 5/15/48§		2,520,000	2,105,099

Total Commercial Mortgage-Backed Securities			5,161,828

Convertible Bond (0.5%)
Information Technology (0.5%)
Technology Hardware, Storage & Peripherals (0.5%)
Western Digital Corp.
1.500%, 2/1/24(e)		3,450,000	3,449,487

Total Information Technology			3,449,487

Total Convertible Bond			3,449,487

Corporate Bonds (7.1%)
Communication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Altice France SA
5.500%, 1/15/28§		3,800,000	2,992,500

Total Communication Services			2,992,500

Energy (3.2%)
Oil, Gas & Consumable Fuels (3.2%)
Baytex Energy Corp.
8.500%, 4/30/30§		5,720,000	5,921,401
Devon Energy Corp.
7.875%, 9/30/31		1,190,000	1,358,795
Petroleos Mexicanos
5.350%, 2/12/28		14,860,000	12,982,736

Total Energy			20,262,932

Financials (1.4%)
Capital Markets (0.9%)
Ares Capital Corp.
4.250%, 3/1/25		1,070,000	1,049,498
Golub Capital BDC, Inc.
2.500%, 8/24/26		5,275,000	4,812,772

			5,862,270

Financial Services (0.5%)
Freedom Mortgage Corp.
6.625%, 1/15/27§		3,210,000	3,073,575

Total Financials			8,935,845

Information Technology (0.6%)
Technology Hardware, Storage & Peripherals (0.6%)
Dell International LLC
3.375%, 12/15/41		4,790,000	3,632,853

Total Information Technology			3,632,853

Materials (0.6%)
Metals & Mining (0.6%)
Corp. Nacional del Cobre de Chile
6.440%, 1/26/36§		1,130,000	1,169,550
6.300%, 9/8/53§		1,570,000	1,541,049
First Quantum Minerals Ltd.
7.500%, 4/1/25§		1,380,000	1,340,491

Total Materials			4,051,090

Real Estate (0.8%)
Specialized REITs (0.8%)
Equinix, Inc. (REIT)
2.500%, 5/15/31		5,925,000	5,018,374

Total Real Estate			5,018,374

Total Corporate Bonds			44,893,594

Foreign Government Securities (14.9%)
Commonwealth of Australia
2.750%, 4/21/24(m)	AUD	19,100,000	12,490,022
Notas do Tesouro Nacional
10.000%, 1/1/31	BRL	96,000,000	18,923,000
Republic of South Africa
Series 2048
8.750%, 2/28/48	ZAR	928,000,000	36,357,105
Titulos de Tesoreria
Series B
7.250%, 10/26/50	COP	139,480,000,000	26,802,748

Total Foreign Government Securities			94,572,875

Mortgage-Backed Securities (38.0%)
FHLMC UMBS
4.000%, 7/1/52		$29,873,119	28,158,695
FNMA UMBS
5.000%, 10/1/52		1,861,863	1,842,521
5.000%, 11/1/52		30,117,658	29,795,371
5.500%, 12/1/52		3,734,282	3,750,305
5.500%, 1/1/53		29,826,236	29,954,218
GNMA
5.000%, 10/20/52		3,233,412	3,217,962
5.500%, 10/20/52		26,987,226	27,193,385
5.000%, 2/20/53		12,338,781	12,279,824
5.500%, 2/20/53		7,245,249	7,307,388
5.000%, 3/20/53		13,388,202	13,336,782
5.500%, 4/20/53		22,385,924	22,570,923
5.500%, 5/20/53		16,144,158	16,267,484
5.000%, 6/20/53		10,231,484	10,176,201
5.500%, 6/20/53		5,929,891	5,975,190
5.500%, 9/20/53		14,438,011	14,548,305
5.500%, 10/20/53		14,982,072	15,096,522

Total Mortgage-Backed Securities			241,471,076

U.S. Treasury Obligations (33.1%)
U.S. Treasury Bonds
2.875%, 5/15/52		99,550,000	76,731,279
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 5.420%, 7/31/25(k)		14,790,000	14,773,151

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 8/15/33	$119,630,000	$118,732,775

Total U.S. Treasury Obligations		210,237,205

Total Long-Term Debt Securities (94.4%) (Cost $587,109,435)		599,786,065

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, IM Shares
5.62% (7 day yield)	10,940,060	10,947,718

Total Short-Term Investment (1.7%) (Cost $10,948,210)		10,947,718

Total Investments in Securities (96.1%) (Cost $598,057,645)		610,733,783
Other Assets Less Liabilities (3.9%)		24,739,810

Net Assets (100%)		$635,473,593

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2024, the market value of these securities amounted to $21,200,394 or 3.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2024, the market value or fair value, as applicable, of these securities amounted to $12,490,022 or 2.0% of net assets.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

HUF — Hungarian Forint

JPY — Japanese Yen

KRW — Korean (South) Won

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.0%
Brazil	3.0
Canada	0.9
Chile	0.4
Colombia	4.2
France	0.5
Mexico	2.1
South Africa	5.7
United States	77.1
Zambia	0.2
Cash and Other	3.9

100.0%

Futures contracts outstanding as of January 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	544	3/2024	GBP	68,920,438	80,576
U.S. Treasury 5 Year Note	3,270	3/2024	USD	354,437,344	6,910,720
U.S. Treasury 10 Year Ultra Note	344	3/2024	USD	40,205,000	1,313,513

					8,304,809

Short Contracts
Japan 10 Year Bond	(221)	3/2024	JPY	(219,603,547)	(1,257,185)

					(1,257,185)

					7,047,624

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of January 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	17,709,786	EUR	16,250,000	HSBC Bank plc	2/7/2024	144,778
USD	6,425,840	EUR	5,880,000	JPMorgan Chase Bank	2/7/2024	70,010
USD	12,793,883	CLP	11,210,000,000	HSBC Bank plc**	2/8/2024	745,083
HUF	14,750,000,000	USD	41,065,761	Morgan Stanley	2/14/2024	416,121
USD	539,258	HUF	190,000,000	UBS AG	2/14/2024	4,915
USD	18,456,422	ZAR	343,800,000	Goldman Sachs Bank USA	2/15/2024	113,831
USD	7,298,091	ZAR	135,500,000	HSBC Bank plc	2/15/2024	68,826
ZAR	237,100,000	USD	12,629,461	Morgan Stanley	2/15/2024	20,418
USD	542,257	AUD	820,000	HSBC Bank plc	3/6/2024	3,698
USD	305,281	AUD	450,000	Morgan Stanley	3/6/2024	9,730
CHF	400,000	USD	465,438	Citibank NA	3/12/2024	78
USD	18,933,409	JPY	2,684,000,000	Goldman Sachs Bank USA	3/15/2024	574,594
USD	31,477,551	JPY	4,472,000,000	JPMorgan Chase Bank	3/15/2024	888,647
SEK	325,000,000	USD	31,122,815	Goldman Sachs Bank USA	3/22/2024	168,932
USD	31,670,857	SEK	325,000,000	Barclays Bank plc	3/22/2024	379,109
USD	62,901,307	NZD	101,090,000	Barclays Bank plc	4/12/2024	1,107,012

Total unrealized appreciation						4,715,782

EUR	25,510,000	USD	27,690,595	Goldman Sachs Bank USA	2/7/2024	(116,234)
USD	3,586,400	EUR	3,380,000	JPMorgan Chase Bank	2/7/2024	(67,122)
CLP	11,210,000,000	USD	12,400,192	HSBC Bank plc**	2/8/2024	(351,393)
USD	5,337,396	ZAR	101,600,000	Citibank NA	2/15/2024	(83,218)
USD	18,461,351	ZAR	351,000,000	UBS AG	2/15/2024	(265,378)
AUD	49,050,000	USD	32,900,288	Barclays Bank plc	3/6/2024	(685,287)
AUD	64,760,000	USD	43,009,305	JPMorgan Chase Bank	3/6/2024	(476,309)
CHF	15,960,000	USD	18,618,324	Barclays Bank plc	3/12/2024	(44,244)
USD	80,907,307	CHF	70,090,000	Goldman Sachs Bank USA	3/12/2024	(662,701)
KRW	16,630,000,000	USD	12,717,762	Citibank NA**	3/13/2024	(229,646)
JPY	7,156,000,000	USD	50,222,830	JPMorgan Chase Bank	3/15/2024	(1,275,111)
JPY	2,738,000,000	USD	18,797,973	Morgan Stanley	3/15/2024	(69,793)
NOK	190,600,000	USD	18,601,292	Goldman Sachs Bank USA	3/19/2024	(458,600)
NOK	226,400,000	USD	21,650,362	JPMorgan Chase Bank	3/19/2024	(99,965)
NOK	634,500,000	USD	61,947,767	Morgan Stanley	4/18/2024	(1,513,511)

Total unrealized depreciation						(6,398,512)

Net unrealized depreciation						(1,682,730)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Commercial Mortgage-Backed Securities	$—	$5,161,828	$—	$5,161,828
Convertible Bonds
Information Technology	—	3,449,487	—	3,449,487
Corporate Bonds
Communication Services	—	2,992,500	—	2,992,500
Energy	—	20,262,932	—	20,262,932
Financials	—	8,935,845	—	8,935,845
Information Technology	—	3,632,853	—	3,632,853
Materials	—	4,051,090	—	4,051,090
Real Estate	—	5,018,374	—	5,018,374
Foreign Government Securities	—	94,572,875	—	94,572,875
Forward Currency Contracts	—	4,715,782	—	4,715,782
Futures	8,304,809	—	—	8,304,809
Mortgage-Backed Securities	—	241,471,076	—	241,471,076
Short-Term Investment
Investment Company	10,947,718	—	—	10,947,718
U.S. Treasury Obligations	—	210,237,205	—	210,237,205

Total Assets	$19,252,527	$604,501,847	$—	$623,754,374

Liabilities:
Forward Currency Contracts	$—	$(6,398,512)	$—	$(6,398,512)
Futures	(1,257,185)	—	—	(1,257,185)

Total Liabilities	$(1,257,185)	$(6,398,512)	$—	$(7,655,697)

Total	$17,995,342	$598,103,335	$—	$616,098,677

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,852,686
Aggregate gross unrealized depreciation	(1,821,384)

Net unrealized appreciation	$27,031,302

Federal income tax cost of investments in securities and derivative instruments, if applicable	$589,067,375

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Automobile Components (2.5%)
Patrick Industries, Inc.	7,755	$778,524
Superior Industries International, Inc.*	166,739	576,917

		1,355,441

Diversified Consumer Services (3.0%)
Coursera, Inc.*	31,327	599,599
Frontdoor, Inc.*	8,691	284,717
Lincoln Educational Services Corp.*	80,512	721,387

		1,605,703

Hotels, Restaurants & Leisure (1.8%)
Kura Sushi USA, Inc., Class A(x)*	5,765	565,719
Sweetgreen, Inc., Class A*	38,317	409,226

		974,945

Household Durables (1.8%)
Century Communities, Inc.	7,245	628,142
Lifetime Brands, Inc.	42,546	341,644

		969,786

Specialty Retail (1.2%)
Revolve Group, Inc., Class A(x)*	19,082	274,972
Stitch Fix, Inc., Class A*	69,083	221,066
ThredUp, Inc., Class A*	71,379	145,256

		641,294

Total Consumer Discretionary		5,547,169

Consumer Staples (1.0%)
Food Products (1.0%)
SunOpta, Inc.*	96,431	573,764

Total Consumer Staples		573,764

Energy (2.9%)
Energy Equipment & Services (2.0%)
Expro Group Holdings NV*	22,603	397,813
TETRA Technologies, Inc.*	158,677	664,856

		1,062,669

Oil, Gas & Consumable Fuels (0.9%)
Matador Resources Co.	9,286	509,709

Total Energy		1,572,378

Financials (6.7%)
Banks (1.2%)
Bancorp, Inc. (The)*	14,745	643,472

Capital Markets (1.8%)
BGC Group, Inc., Class A	60,612	427,920
Evercore, Inc., Class A	3,238	556,062

		983,982

Financial Services (1.6%)
Paymentus Holdings, Inc., Class A*	53,216	844,006

Insurance (2.1%)
HCI Group, Inc.(x)	7,409	664,365
Heritage Insurance Holdings, Inc.*	80,285	483,316

		1,147,681

Total Financials		3,619,141

Health Care (25.7%)
Biotechnology (5.4%)
Dynavax Technologies Corp.(x)*	32,234	416,463
Insmed, Inc.*	28,011	778,706
Kiniksa Pharmaceuticals Ltd., Class A*	35,868	632,353
UroGen Pharma Ltd.*	30,122	472,915
Veracyte, Inc.*	23,674	592,324

		2,892,761

Health Care Equipment & Supplies (7.8%)
Accuray, Inc.*	140,922	364,988
Alphatec Holdings, Inc.*	57,501	925,191
Axogen, Inc.*	59,542	575,771
Brainsway Ltd. (ADR)*	43,183	270,326
ClearPoint Neuro, Inc.(x)*	40,293	280,439
Cutera, Inc.(x)*	74,096	195,614
Inari Medical, Inc.*	6,793	386,861
PROCEPT BioRobotics Corp.*	15,460	715,798
Stereotaxis, Inc.(x)*	252,557	510,165

		4,225,153

Health Care Providers & Services (3.6%)
Biodesix, Inc.(x)*	174,800	349,600
PetIQ, Inc., Class A*	26,684	479,511
Talkspace, Inc.*	284,548	685,761
Viemed Healthcare, Inc.(x)*	52,960	430,035

		1,944,907

Health Care Technology (3.1%)
Augmedix, Inc.*	87,145	385,181
Health Catalyst, Inc.*	40,702	397,659
OptimizeRx Corp.*	18,301	258,410
Phreesia, Inc.*	15,409	392,621
Sophia Genetics SA*	55,508	254,782

		1,688,653

Life Sciences Tools & Services (0.5%)
Adaptive Biotechnologies Corp.*	71,325	261,763

Pharmaceuticals (5.3%)
Aquestive Therapeutics, Inc.*	182,315	435,733
Evolus, Inc.*	52,603	667,532
EyePoint Pharmaceuticals, Inc.*	31,758	855,243
MediWound Ltd.*	24,889	317,833
Ocular Therapeutix, Inc.*	80,111	389,339
Revance Therapeutics, Inc.*	32,111	161,518

		2,827,198

Total Health Care		13,840,435

Industrials (31.2%)
Aerospace & Defense (4.1%)
Kratos Defense & Security Solutions, Inc.*	50,716	858,622
Leonardo DRS, Inc.*	67,757	1,315,163

		2,173,785

Building Products (3.6%)
Builders FirstSource, Inc.*	3,627	630,119
Caesarstone Ltd.*	37,399	149,596
Gibraltar Industries, Inc.*	7,078	572,752
Griffon Corp.	10,164	592,154

		1,944,621

Commercial Services & Supplies (4.7%)
CECO Environmental Corp.*	43,624	843,252
Enviri Corp.*	71,941	619,412
Montrose Environmental Group, Inc.*	13,676	399,476
Performant Financial Corp.*	122,401	345,171
Perma-Fix Environmental Services, Inc.*	40,001	316,008

		2,523,319

Construction & Engineering (4.9%)
Argan, Inc.	10,561	468,169
Great Lakes Dredge & Dock Corp.*	62,348	476,339
Matrix Service Co.*	43,445	403,170
Orion Group Holdings, Inc.*	44,950	254,417

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sterling Infrastructure, Inc.*	13,745	$1,032,249

		2,634,344

Electrical Equipment (2.4%)
American Superconductor Corp.*	47,858	526,438
LSI Industries, Inc.	55,971	764,564

		1,291,002

Ground Transportation (0.5%)
Covenant Logistics Group, Inc., Class A	5,901	285,254

Machinery (3.4%)
3D Systems Corp.*	46,787	224,110
Graham Corp.*	33,725	656,288
Manitex International, Inc.*	65,257	488,122
Stratasys Ltd.*	34,899	461,365

		1,829,885

Professional Services (4.2%)
DLH Holdings Corp.*	20,919	328,428
Fiverr International Ltd.(x)*	22,155	596,413
Innodata, Inc.(x)*	34,185	354,498
Legalzoom.com, Inc.*	43,657	450,104
Willdan Group, Inc.*	28,725	549,797

		2,279,240

Trading Companies & Distributors (3.4%)
Alta Equipment Group, Inc.	35,205	376,693
MRC Global, Inc.*	55,869	595,564
Transcat, Inc.*	7,959	875,808

		1,848,065

Total Industrials		16,809,515

Information Technology (17.2%)
Communications Equipment (3.4%)
AudioCodes Ltd.	36,901	412,922
Ceragon Networks Ltd.*	229,342	564,181
Digi International, Inc.*	13,623	331,175
Lantronix, Inc.*	86,380	525,191

		1,833,469

Electronic Equipment, Instruments & Components (4.6%)
Identiv, Inc.(x)*	84,135	657,936
Luna Innovations, Inc.(x)*	75,920	544,346
Mirion Technologies, Inc., Class A*	66,685	630,173
Novanta, Inc.*	4,235	654,519

		2,486,974

IT Services (1.3%)
Endava plc (ADR)*	9,796	693,263

Semiconductors & Semiconductor Equipment (2.8%)
Aehr Test Systems*	17,602	261,390
Amtech Systems, Inc.*	30,433	124,167
Ichor Holdings Ltd.*	16,531	598,422
Kopin Corp.*	283,732	507,880

		1,491,859

Software (4.2%)
Cognyte Software Ltd.*	71,736	507,891
Docebo, Inc.*	11,380	500,151
Domo, Inc., Class B*	32,383	352,003
LiveRamp Holdings, Inc.*	8,804	347,582
Zeta Global Holdings Corp., Class A*	58,420	565,506

		2,273,133

Technology Hardware, Storage & Peripherals (0.9%)
Turtle Beach Corp.*	42,521	483,464

Total Information Technology		9,262,162

Materials (1.2%)
Chemicals (1.2%)
Aspen Aerogels, Inc.*	57,399	644,591

Total Materials		644,591

Total Common Stocks (96.2%) (Cost $48,183,160)		51,869,155

EXCHANGE TRADED FUND (ETF):
Equity (0.5%)
iShares Russell 2000 Growth ETF	1,071	261,720

Total Exchange Traded Fund (0.5%) (Cost $241,674)		261,720

SHORT-TERM INVESTMENTS:
Investment Companies (7.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.22% (7 day yield)(xx)	200,387	200,387
Dreyfus Treasury Obligations Cash Management Fund 5.22% (7 day yield)(xx)	64,354	64,354
Goldman Sachs Financial Square Government Fund 5.22% (7 day yield)(xx)	150,000	150,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield)(xx)	2,309,203	2,309,203
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	1,074,685	1,075,436

Total Investment Companies		3,799,380

Total Short-Term Investments (7.1%) (Cost $3,799,429)		3,799,380

Total Investments in Securities (103.8%) (Cost $52,224,263)		55,930,255
Other Assets Less Liabilities (-3.8%)		(2,021,867)

Net Assets (100%)		$53,908,388

*	Non-income producing.

(x)	All or a portion of security is on loan at January 31, 2024.

(xx)	At January 31, 2024, the Fund had loaned securities with a total value of $2,581,050. This was collateralized by cash of $2,723,944 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$5,547,169	$—	$—	$5,547,169
Consumer Staples	573,764	—	—	573,764
Energy	1,572,378	—	—	1,572,378
Financials	3,619,141	—	—	3,619,141
Health Care	13,840,435	—	—	13,840,435
Industrials	16,809,515	—	—	16,809,515
Information Technology	9,262,162	—	—	9,262,162
Materials	644,591	—	—	644,591
Exchange Traded Fund	261,720	—	—	261,720
Short-Term Investments
Investment Companies	3,799,380	—	—	3,799,380

Total Assets	$55,930,255	$—	$—	$55,930,255

Total Liabilities	$—	$—	$—	$—

Total	$55,930,255	$—	$—	$55,930,255

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,450,305
Aggregate gross unrealized depreciation	(4,762,207)

Net unrealized appreciation	$3,688,098

Federal income tax cost of investments in securities and derivative instruments, if applicable	$52,242,157

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.8%)
Diversified Telecommunication Services (1.1%)
EchoStar Corp., Class A*	37,292	$499,340
Telesat Corp.*	110,000	1,084,600

		1,583,940

Entertainment (4.4%)
Atlanta Braves Holdings, Inc., Class A(x)*	40,500	1,744,335
Atlanta Braves Holdings, Inc., Class C*	19,000	765,890
Liberty Media Corp.-Liberty Live, Class A*	1,000	36,830
Madison Square Garden Entertainment Corp., Class A*	19,000	633,460
Madison Square Garden Sports Corp.*	12,000	2,221,200
Sphere Entertainment Co.*	26,000	919,880

		6,321,595

Media (8.5%)
Altice USA, Inc., Class A*	4,500	10,980
AMC Networks, Inc., Class A*	18,000	325,620
Clear Channel Outdoor Holdings, Inc.*	313,000	538,360
Corus Entertainment, Inc., Class B	127,000	89,739
EW Scripps Co. (The), Class A*	28,000	223,160
Grupo Televisa SAB (ADR)	475,000	1,429,750
JCDecaux SE*	31,000	642,811
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,000	121,560
News Corp., Class B	20,000	511,400
Nexstar Media Group, Inc., Class A	10,200	1,812,642
Paramount Global, Class A(x)	111,000	2,589,630
Paramount Global, Class B	25,000	364,750
Sinclair, Inc.(x)	145,000	2,276,500
Sirius XM Holdings, Inc.(x)	27,760	141,298
TEGNA, Inc.	56,000	873,040
WideOpenWest, Inc.*	32,000	118,720

		12,069,960

Wireless Telecommunication Services (1.8%)
Gogo, Inc.*	12,900	114,165
Millicom International Cellular SA*	42,000	715,680
Telephone and Data Systems, Inc.	30,000	576,300
United States Cellular Corp.*	27,200	1,207,680

		2,613,825

Total Communication Services		22,589,320

Consumer Discretionary (15.5%)
Automobile Components (6.1%)
Dana, Inc.	98,000	1,328,880
Garrett Motion, Inc.*	10,000	85,900
Gentex Corp.	24,000	795,120
Gentherm, Inc.*	3,300	158,895
Goodyear Tire & Rubber Co. (The)*	140,000	1,951,600
Modine Manufacturing Co.*	48,000	3,316,320
Strattec Security Corp.*	44,500	1,123,625

		8,760,340

Automobiles (0.1%)
Winnebago Industries, Inc.	2,000	131,440

Diversified Consumer Services (0.4%)
Graham Holdings Co., Class B	600	432,240
H&R Block, Inc.	1,500	70,260

		502,500

Hotels, Restaurants & Leisure (3.1%)
Bally’s Corp.*	18,000	202,680
Caesars Entertainment, Inc.*	32,000	1,403,840
Churchill Downs, Inc.	4,000	483,880
Golden Entertainment, Inc.	22,500	863,550
Nathan’s Famous, Inc.	19,500	1,391,325
Wynn Resorts Ltd.	800	75,544

		4,420,819

Household Durables (1.1%)
Bassett Furniture Industries, Inc.	24,000	372,000
Lennar Corp., Class B	9,000	1,248,750

		1,620,750

Leisure Products (1.7%)
Brunswick Corp.	14,000	1,129,520
Johnson Outdoors, Inc., Class A	24,500	1,096,620
Mattel, Inc.*	12,900	230,781

		2,456,921

Specialty Retail (3.0%)
Advance Auto Parts, Inc.	20,500	1,370,425
AutoNation, Inc.*	7,500	1,047,450
Lands’ End, Inc.*	10,000	94,700
Monro, Inc.	44,000	1,401,840
Valvoline, Inc.*	10,000	364,900

		4,279,315

Total Consumer Discretionary		22,172,085

Consumer Staples (8.7%)
Beverages (1.4%)
Boston Beer Co., Inc. (The), Class A*	500	174,635
National Beverage Corp.*	19,000	878,560
Remy Cointreau SA	9,400	951,320

		2,004,515

Consumer Staples Distribution & Retail (0.3%)
Ingles Markets, Inc., Class A	2,000	168,500
Village Super Market, Inc., Class A	8,900	226,327

		394,827

Food Products (3.3%)
Bunge Global SA	3,500	308,315
Calavo Growers, Inc.	29,500	769,655
Farmer Bros Co.*	96,000	337,920
Hain Celestial Group, Inc. (The)*	44,000	471,240
J M Smucker Co. (The)	13,000	1,710,150
Maple Leaf Foods, Inc.(x)	47,000	896,337
McCormick & Co., Inc. (Non-Voting)	2,900	197,200

		4,690,817

Household Products (3.0%)
Energizer Holdings, Inc.	62,000	1,960,440
Spectrum Brands Holdings, Inc.	31,000	2,437,220

		4,397,660

Personal Care Products (0.7%)
Edgewell Personal Care Co.	27,300	1,011,465

Total Consumer Staples		12,499,284

Energy (1.3%)
Energy Equipment & Services (1.3%)
Dril-Quip, Inc.*	56,500	1,133,955
RPC, Inc.	104,000	760,240

Total Energy		1,894,195

Financials (2.2%)
Banks (1.7%)
Cadence Bank	9,000	239,580
Flushing Financial Corp.	27,000	432,810
SouthState Corp.	4,500	373,950

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Synovus Financial Corp.	37,000	$1,393,420

		2,439,760

Capital Markets (0.3%)
Affiliated Managers Group, Inc.	1,200	178,608
Janus Henderson Group plc	10,000	287,600

		466,208

Financial Services (0.2%)
NCR Atleos Corp.*	9,000	201,510

Total Financials		3,107,478

Health Care (2.8%)
Health Care Equipment & Supplies (0.3%)
Cutera, Inc.(x)*	2,000	5,280
QuidelOrtho Corp.*	5,500	376,805

		382,085

Health Care Providers & Services (0.8%)
Henry Schein, Inc.*	2,000	149,680
Option Care Health, Inc.*	17,500	546,700
Patterson Cos., Inc.	18,000	537,480

		1,233,860

Health Care Technology (0.4%)
Evolent Health, Inc., Class A*	17,000	499,970
Teladoc Health, Inc.*	2,900	56,347

		556,317

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	96,267

Pharmaceuticals (1.2%)
Perrigo Co. plc	35,000	1,122,800
Teva Pharmaceutical Industries
Ltd. (ADR)*	48,000	580,800

		1,703,600

Total Health Care		3,972,129

Industrials (37.8%)
Aerospace & Defense (6.7%)
AAR Corp.*	18,100	1,100,842
Kaman Corp.	64,000	2,883,200
Moog, Inc., Class A	10,500	1,467,900
Moog, Inc., Class B	12,900	1,803,420
Park Aerospace Corp.	2,000	29,500
Textron, Inc.	27,300	2,312,583

		9,597,445

Building Products (2.4%)
AZZ, Inc.	31,000	1,935,950
Griffon Corp.	25,000	1,456,500

		3,392,450

Commercial Services & Supplies (1.3%)
Matthews International Corp., Class A	47,000	1,546,300
OPENLANE, Inc.*	20,000	281,600

		1,827,900

Construction & Engineering (1.3%)
Arcosa, Inc.	13,000	1,017,640
MDU Resources Group, Inc.	2,400	46,824
Valmont Industries, Inc.	3,600	812,556

		1,877,020

Machinery (22.8%)
Astec Industries, Inc.	51,000	1,815,600
CNH Industrial NV	31,300	375,600
Commercial Vehicle Group, Inc.*	90,000	584,100
Crane Co.	18,500	2,296,035
Donaldson Co., Inc.	800	51,672
Eastern Co. (The)(x)	28,000	688,520
Enerpac Tool Group Corp., Class A	22,000	687,060
Enpro, Inc.	18,000	2,688,840
Flowserve Corp.	43,000	1,716,990
Gorman-Rupp Co. (The)	11,000	367,290
Graco, Inc.	2,500	213,250
Hyster-Yale Materials Handling, Inc.	40,500	2,661,660
Ingersoll Rand, Inc.	16,000	1,277,760
ITT, Inc.	12,000	1,449,360
Iveco Group NV*	60,000	639,859
Kennametal, Inc.	19,000	465,880
L B Foster Co., Class A*	42,000	965,580
LS Starrett Co. (The), Class A*	12,000	160,800
Manitowoc Co., Inc. (The)*	17,500	281,750
Mueller Industries, Inc.	63,500	3,048,000
Mueller Water Products, Inc., Class A	13,700	187,827
Park-Ohio Holdings Corp.	72,000	1,781,280
Shyft Group, Inc. (The)	2,500	27,075
Snap-on, Inc.	4,500	1,304,685
Standex International Corp.	500	73,830
Tennant Co.	11,500	1,086,980
Terex Corp.	11,500	706,445
Timken Co. (The)	1,000	81,910
Toro Co. (The)	5,300	490,144
Trinity Industries, Inc.	75,000	1,885,500
Twin Disc, Inc.	110,200	1,684,958
Watts Water Technologies, Inc., Class A	4,500	891,045

		32,637,285

Trading Companies & Distributors (3.3%)
Ashtead Group plc	2,300	150,569
GATX Corp.	12,900	1,582,185
Herc Holdings, Inc.	20,500	3,023,545
MSC Industrial Direct Co., Inc., Class A	200	19,736

		4,776,035

Total Industrials		54,108,135

Information Technology (2.2%)
Communications Equipment (0.3%)
Viasat, Inc.(x)*	18,000	400,140

Electronic Equipment, Instruments & Components (0.7%)
Crane NXT Co.	4,500	262,260
Landis+Gyr Group AG	8,900	730,682

		992,942

IT Services (0.9%)
Kyndryl Holdings, Inc.*	65,000	1,333,800

Software (0.3%)
A10 Networks, Inc.	12,000	160,440
NCR Voyix Corp.*	21,000	308,700

		469,140

Total Information Technology		3,196,022

Materials (6.8%)
Chemicals (4.4%)
Axalta Coating Systems Ltd.*	23,500	761,870
Core Molding Technologies, Inc.*	69,500	1,202,350
Element Solutions, Inc.	65,900	1,464,957
HB Fuller Co.	9,700	734,969
Huntsman Corp.	10,000	245,400
Scotts Miracle-Gro Co. (The)	32,000	1,800,320

		6,209,866

Construction Materials (0.0%)†
Knife River Corp.*	600	39,294

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (1.5%)
Ardagh Metal Packaging SA	35,000	$129,150
Greif, Inc., Class A	19,000	1,189,590
Myers Industries, Inc.	43,000	806,250

		2,124,990

Metals & Mining (0.9%)
Ampco-Pittsburgh Corp.*	85,000	215,050
Freeport-McMoRan, Inc.	18,500	734,265
Tredegar Corp.	80,000	378,400

		1,327,715

Total Materials		9,701,865

Real Estate (0.8%)
Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	2,500	274,750

Real Estate Management & Development (0.6%)
Seritage Growth Properties, Class A(x)*	16,000	146,400
St Joe Co. (The)	13,500	745,200

		891,600

Total Real Estate		1,166,350

Utilities (2.7%)
Gas Utilities (1.9%)
National Fuel Gas Co.	31,000	1,461,960
Southwest Gas Holdings, Inc.	20,500	1,202,940

		2,664,900

Independent Power and Renewable Electricity Producers (0.8%)
AES Corp. (The)	54,000	900,720
NextEra Energy Partners LP	7,000	208,950

		1,109,670

Total Utilities		3,774,570

Total Common Stocks (96.6%) (Cost $111,861,779)		138,181,433

	Number of Rights
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)* (Cost $—)	6,250	4,945

	Number of Warrants
WARRANTS:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Option Care Health, Inc.,expiring 6/30/25*	22	7

Total Health Care		7

Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp.,expiring 8/1/25*	30,000	2,673

Total Materials		2,673

Total Warrants (0.0%)† (Cost $—)		2,680

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (4.4%)
BlackRock Liquidity FedFund, Institutional Shares 5.22% (7 day yield)(xx)	394,325	394,325
Dreyfus Treasury Obligations Cash Management Fund 5.22% (7 day yield)(xx)	59,115	59,115
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield)(xx)	1,524,852	1,524,852
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	4,125,232	4,128,119
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.21% (7 day yield) (xx)	200,000	200,000

Total Investment Companies		6,306,411

Total Short-Term Investments (4.4%) (Cost $6,306,174)		6,306,411

Total Investments in Securities (101.0%) (Cost $118,167,953)		144,495,469
Other Assets Less Liabilities (-1.0%)		(1,423,783)

Net Assets (100%)		$143,071,686

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at January 31, 2024.

(xx)

At January 31, 2024, the Fund had loaned securities with a total value of $3,307,658. This was collateralized by $850,612 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 3/31/24 – 2/15/51 and by cash of $2,178,292 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,946,509	$642,811	$—	$22,589,320
Consumer Discretionary	22,172,085	—	—	22,172,085
Consumer Staples	11,350,764	1,148,520	—	12,499,284
Energy	1,894,195	—	—	1,894,195
Financials	3,107,478	—	—	3,107,478
Health Care	3,972,129	—	—	3,972,129
Industrials	51,514,287	2,593,848	—	54,108,135
Information Technology	2,465,340	730,682	—	3,196,022
Materials	9,701,865	—	—	9,701,865
Real Estate	1,166,350	—	—	1,166,350
Utilities	3,774,570	—	—	3,774,570
Rights
Industrials	—	—	4,945	4,945
Short-Term Investments
Investment Companies	6,306,411	—	—	6,306,411
Warrants
Health Care	—	7	—	7
Materials	—	2,673	—	2,673

Total Assets	$139,371,983	$5,118,541	$4,945	$144,495,469

Total Liabilities	$—	$—	$—	$—

Total	$139,371,983	$5,118,541	$4,945	$144,495,469

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,416,209
Aggregate gross unrealized depreciation	(10,268,003)

Net unrealized appreciation	$23,148,206

Federal income tax cost of investments in securities and derivative instruments, if applicable	$121,347,263

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (96.3%)
Communication Services (10.7%)
Diversified Telecommunication Services (3.6%)
Altice France SA
8.125%, 2/1/27§	$200,000	$178,750
CCO Holdings LLC
5.500%, 5/1/26§	187,000	184,672
6.375%, 9/1/29§	290,000	281,300
4.750%, 3/1/30§	175,000	155,400
4.500%, 5/1/32	426,000	355,821
4.500%, 6/1/33§	452,000	368,380
Level 3 Financing, Inc.
4.250%, 7/1/28§	191,000	64,940
Lumen Technologies, Inc.
5.125%, 12/15/26§	221,000	133,705
Windstream Escrow LLC
7.750%, 8/15/28(x)§	219,000	190,530
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	356,000	270,560
6.125%, 3/1/28§	268,000	179,560

		2,363,618

Entertainment (0.5%)
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	169,000	167,986
6.500%, 5/15/27§	186,000	187,200

		355,186

Interactive Media & Services (0.1%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	157,000	49,062

Media (6.5%)
CSC Holdings LLC
11.750%, 1/31/29§	400,000	405,380
5.750%, 1/15/30§	400,000	212,000
Gray Television, Inc.
4.750%, 10/15/30§	314,000	246,490
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	339,000	316,117
Nexstar Media, Inc.
5.625%, 7/15/27§	351,000	340,470
Outfront Media Capital LLC
5.000%, 8/15/27§	362,000	347,520
Sinclair Television Group, Inc.
5.500%, 3/1/30§	161,000	123,600
Sirius XM Radio, Inc.
3.125%, 9/1/26§	304,000	283,860
3.875%, 9/1/31(x)§	423,000	351,090
Stagwell Global LLC
5.625%, 8/15/29§	315,000	289,012
TEGNA, Inc.
4.750%, 3/15/26§	253,000	248,573
5.000%, 9/15/29	174,000	160,628
Univision Communications, Inc.
7.375%, 6/30/30(x)§	250,000	245,000
Videotron Ltd.
3.625%, 6/15/29§	195,000	177,928
VZ Secured Financing BV
5.000%, 1/15/32§	270,000	236,250
Ziggo Bond Co. BV
6.000%, 1/15/27§	350,000	341,628

		4,325,546

Total Communication Services		7,093,412

Consumer Discretionary (16.2%)
Automobile Components (0.4%)
Clarios Global LP
6.750%, 5/15/28§	231,000	233,134

Broadline Retail (1.0%)
Getty Images, Inc.
9.750%, 3/1/27§	668,000	668,835

Distributors (1.5%)
Ritchie Bros Holdings, Inc.
6.750%, 3/15/28§	155,000	159,166
7.750%, 3/15/31§	261,000	274,050
Verde Purchaser LLC
10.500%, 11/30/30§	179,000	184,320
Windsor Holdings III LLC
8.500%, 6/15/30(x)§	370,000	383,294

		1,000,830

Diversified Consumer Services (0.6%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	196,687
Wand NewCo 3, Inc.
7.625%, 1/30/32§	181,000	186,204

		382,891

Hotels, Restaurants & Leisure (8.9%)
1011778 BC ULC
5.750%, 4/15/25§	164,000	163,590
3.875%, 1/15/28§	96,000	90,360
Caesars Entertainment, Inc.
6.250%, 7/1/25§	372,000	373,116
4.625%, 10/15/29§	164,000	149,035
7.000%, 2/15/30§	214,000	219,831
Carnival Corp.
6.000%, 5/1/29§	405,000	390,825
7.000%, 8/15/29(x)§	84,000	86,940
Carnival Holdings Bermuda Ltd.
10.375%, 5/1/28§	150,000	164,278
CEC Entertainment LLC
6.750%, 5/1/26§	184,000	182,275
Churchill Downs, Inc.
5.500%, 4/1/27§	175,000	172,156
5.750%, 4/1/30§	347,000	334,855
Dave & Buster’s, Inc.
7.625%, 11/1/25§	319,000	320,595
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	267,000	266,509
3.625%, 2/15/32§	148,000	126,643
Life Time, Inc.
5.750%, 1/15/26§	370,000	365,375
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	308,000	260,260
NCL Corp. Ltd.
8.375%, 2/1/28§	218,000	227,906
Ontario Gaming GTA LP
8.000%, 8/1/30§	203,000	211,628

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	$286,000	$281,353
11.625%, 8/15/27§	156,000	169,784
7.250%, 1/15/30§	134,000	139,624
Scientific Games Holdings LP
6.625%, 3/1/30(x)§	219,000	205,313
Six Flags Entertainment Corp.
7.250%, 5/15/31(x)§	190,000	193,325
Station Casinos LLC
4.500%, 2/15/28§	303,000	285,578
4.625%, 12/1/31(x)§	150,000	134,062
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	203,000	189,490
Yum! Brands, Inc.
5.375%, 4/1/32(x)	226,000	219,503

		5,924,209

Household Durables (0.7%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	266,000	261,821
Newell Brands, Inc.
6.625%, 9/15/29(x)	185,000	179,556

		441,377

Specialty Retail (2.5%)
eG Global Finance plc
12.000%, 11/30/28§	200,000	210,810
LBM Acquisition LLC
6.250%, 1/15/29§	256,000	231,993
LCM Investments Holdings II LLC
4.875%, 5/1/29§	218,000	196,492
Sonic Automotive, Inc.
4.875%, 11/15/31§	226,000	197,185
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	368,000	360,640
SRS Distribution, Inc.
6.000%, 12/1/29(x)§	209,000	195,415
White Cap Buyer LLC
6.875%, 10/15/28(x)§	271,000	264,225

		1,656,760

Textiles, Apparel & Luxury Goods (0.6%)
Crocs, Inc.
4.125%, 8/15/31(x)§	228,000	194,370
Hanesbrands, Inc.
9.000%, 2/15/31(x)§	224,000	225,270

		419,640

Total Consumer Discretionary		10,727,676

Consumer Staples (4.6%)
Beverages (0.3%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	222,000	202,053

Consumer Staples Distribution & Retail (1.3%)
Performance Food Group, Inc.
6.875%, 5/1/25§	193,000	192,878
United Natural Foods, Inc.
6.750%, 10/15/28§	274,000	230,160
US Foods, Inc.
4.625%, 6/1/30§	318,000	296,137
7.250%, 1/15/32§	145,000	151,888

		871,063

Food Products (1.5%)
Fiesta Purchaser, Inc.
7.875%, 3/1/31§	87,000	87,000
Post Holdings, Inc.
5.750%, 3/1/27§	118,000	117,115
4.625%, 4/15/30§	124,000	113,615
4.500%, 9/15/31§	289,000	258,655
Sigma Holdco BV
7.875%, 5/15/26§	200,000	189,000
Simmons Foods, Inc.
4.625%, 3/1/29§	282,000	241,815

		1,007,200

Household Products (0.8%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	272,000	253,096
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27§	261,000	252,518

		505,614

Personal Care Products (0.7%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25(x)§	198,000	197,773
Prestige Brands, Inc.
3.750%, 4/1/31§	308,000	267,159

		464,932

Total Consumer Staples		3,050,862

Energy (7.2%)
Energy Equipment & Services (0.3%)
Transocean, Inc.
8.750%, 2/15/30§	220,400	230,463

Oil, Gas & Consumable Fuels (6.9%)
Aethon United BR LP
8.250%, 2/15/26§	222,000	221,467
Antero Resources Corp.
7.625%, 2/1/29§	120,000	123,253
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	234,000	234,000
Blue Racer Midstream LLC
7.625%, 12/15/25§	118,000	118,885
6.625%, 7/15/26§	230,000	229,137
Crescent Energy Finance LLC
7.250%, 5/1/26§	291,000	289,909
CrownRock LP
5.625%, 10/15/25§	293,000	290,685
Delek Logistics Partners LP
6.750%, 5/15/25	319,000	315,810
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	205,000	202,950
Genesis Energy LP
8.000%, 1/15/27	217,000	218,628
7.750%, 2/1/28	382,000	382,955
Kinetik Holdings LP
5.875%, 6/15/30§	479,000	468,223
NGL Energy Operating LLC
8.375%, 2/15/32§	161,000	161,499
NuStar Logistics LP
5.750%, 10/1/25	186,000	185,303

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 6/1/26	$175,000	$174,781
Permian Resources Operating LLC
5.875%, 7/1/29§	151,000	148,357
Summit Midstream Holdings LLC
9.000%, 10/15/26(e)§	396,000	396,040
Sunoco LP
4.500%, 4/30/30	428,000	393,225

		4,555,107

Total Energy		4,785,570

Financials (5.8%)
Capital Markets (0.3%)
Aretec Group, Inc.
7.500%, 4/1/29(x)§	111,000	102,542
10.000%, 8/15/30§	110,000	118,734

		221,276

Consumer Finance (1.0%)
Bread Financial Holdings, Inc.
7.000%, 1/15/26§	33,000	33,209
9.750%, 3/15/29§	140,000	139,405
GGAM Finance Ltd.
8.000%, 2/15/27§	199,000	205,016
8.000%, 6/15/28§	260,000	269,719

		647,349

Financial Services (3.2%)
Armor Holdco, Inc.
8.500%, 11/15/29§	145,000	135,705
Freedom Mortgage Corp.
6.625%, 1/15/27§	202,000	193,415
12.000%, 10/1/28§	186,000	204,154
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	94,000	95,413
NCR Atleos Corp.
9.500%, 4/1/29§	247,000	264,932
PHH Mortgage Corp.
7.875%, 3/15/26§	156,000	143,520
Rocket Mortgage LLC
2.875%, 10/15/26§	129,000	119,649
Shift4 Payments LLC
4.625%, 11/1/26§	335,000	326,793
Verscend Escrow Corp.
9.750%, 8/15/26§	631,000	633,366

		2,116,947

Insurance (1.3%)
Acrisure LLC
8.250%, 2/1/29§	185,000	185,462
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	196,000	192,570
BroadStreet Partners, Inc.
5.875%, 4/15/29§	236,000	222,430
HUB International Ltd.
7.375%, 1/31/32§	264,000	270,732

		871,194

Total Financials		3,856,766

Health Care (8.1%)
Biotechnology (0.3%)
Grifols SA
4.750%, 10/15/28(x)§	200,000	171,250

Health Care Equipment & Supplies (1.5%)
Garden Spinco Corp.
8.625%, 7/20/30§	295,000	314,913
Medline Borrower LP
3.875%, 4/1/29§	238,000	215,390
5.250%, 10/1/29(x)§	300,000	279,000
Varex Imaging Corp.
7.875%, 10/15/27§	152,000	153,900

		963,203

Health Care Providers & Services (3.1%)
AdaptHealth LLC
6.125%, 8/1/28§	247,000	215,507
5.125%, 3/1/30§	229,000	179,765
HealthEquity, Inc.
4.500%, 10/1/29§	448,000	415,520
Heartland Dental LLC
10.500%, 4/30/28§	265,000	278,308
Star Parent, Inc.
9.000%, 10/1/30(x)§	203,000	213,404
Tenet Healthcare Corp.
4.875%, 1/1/26	348,000	344,520
6.125%, 6/15/30(x)	184,000	183,542
US Acute Care Solutions LLC
6.375%, 3/1/26§	299,000	258,979

		2,089,545

Health Care Technology (1.2%)
IQVIA, Inc.
5.000%, 10/15/26§	200,000	195,524
5.000%, 5/15/27§	260,000	253,825
5.700%, 5/15/28§	200,000	203,635
6.250%, 2/1/29§	113,000	117,539

		770,523

Life Sciences Tools & Services (0.2%)
Fortrea Holdings, Inc.
7.500%, 7/1/30§	134,000	136,345

Pharmaceuticals (1.8%)
Bausch Health Cos., Inc.
5.500%, 11/1/25§	288,000	263,160
11.000%, 9/30/28§	188,000	127,896
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	262,000	252,175
3.500%, 4/1/30§	245,000	214,375
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	189,000
Organon & Co.
5.125%, 4/30/31(x)§	200,000	170,500

		1,217,106

Total Health Care		5,347,972

Industrials (14.6%)
Aerospace & Defense (0.3%)
Rolls-Royce plc
5.750%, 10/15/27§	200,000	199,938

Building Products (2.1%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	164,000	164,820
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28(x)§	213,000	218,732

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	$136,000	$139,161
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	152,000	135,280
Emerald Debt Merger Sub LLC
6.625%, 12/15/30§	333,000	335,168
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	188,000	180,630
Standard Industries, Inc.
4.375%, 7/15/30§	209,000	188,685

		1,362,476

Commercial Services & Supplies (5.6%)
ACCO Brands Corp.
4.250%, 3/15/29§	244,000	220,820
ADT Security Corp. (The)
4.875%, 7/15/32§	218,000	199,742
Allied Universal Holdco LLC
6.625%, 7/15/26§	324,000	319,140
9.750%, 7/15/27§	344,000	337,078
6.000%, 6/1/29§	248,000	205,220
Aramark Services, Inc.
5.000%, 4/1/25§	259,000	257,381
Garda World Security Corp.
9.500%, 11/1/27(x)§	430,000	429,918
6.000%, 6/1/29(x)§	299,000	262,373
Madison IAQ LLC
5.875%, 6/30/29§	182,000	161,525
Matthews International Corp.
5.250%, 12/1/25§	645,000	630,488
Neptune Bidco US, Inc.
9.290%, 4/15/29§	280,000	267,468
OPENLANE, Inc.
5.125%, 6/1/25§	61,000	59,933
Williams Scotsman, Inc.
6.125%, 6/15/25§	116,000	115,710
7.375%, 10/1/31§	267,000	276,444

		3,743,240

Construction & Engineering (1.3%)
Brand Industrial Services, Inc.
10.375%, 8/1/30§	50,000	52,651
Dycom Industries, Inc.
4.500%, 4/15/29§	218,000	201,829
Pike Corp.
5.500%, 9/1/28§	295,000	280,887
8.625%, 1/31/31§	160,000	168,400
Weekley Homes LLC
4.875%, 9/15/28§	172,000	160,820

		864,587

Electrical Equipment (0.2%)
EnerSys
6.625%, 1/15/32§	164,000	166,206

Ground Transportation (2.6%)
EquipmentShare.com, Inc.
9.000%, 5/15/28(x)§	200,000	203,314
GN Bondco LLC
9.500%, 10/15/31(x)§	163,000	160,759
NESCO Holdings II, Inc.
5.500%, 4/15/29§	417,000	391,876
RXO, Inc.
7.500%, 11/15/27§	198,000	204,543
Watco Cos. LLC
6.500%, 6/15/27§	503,000	500,535
XPO, Inc.
7.125%, 6/1/31§	230,000	234,025
7.125%, 2/1/32§	63,000	64,103

		1,759,155

Machinery (0.8%)
ATS Corp.
4.125%, 12/15/28§	217,000	196,973
Chart Industries, Inc.
7.500%, 1/1/30§	307,000	315,826
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	50,000	50,000

		562,799

Professional Services (0.9%)
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	244,000	226,310
Science Applications International Corp.
4.875%, 4/1/28§	178,000	168,210
VT Topco, Inc.
8.500%, 8/15/30§	172,000	178,880

		573,400

Trading Companies & Distributors (0.8%)
Beacon Roofing Supply, Inc.
6.500%, 8/1/30§	162,000	163,822
WESCO Distribution, Inc.
7.250%, 6/15/28§	326,000	334,926

		498,748

Total Industrials		9,730,549

Information Technology (13.2%)
Communications Equipment (1.1%)
CommScope Technologies LLC
6.000%, 6/15/25§	150,000	118,594
CommScope, Inc.
6.000%, 3/1/26§	330,000	285,037
8.250%, 3/1/27§	242,000	108,048
4.750%, 9/1/29§	361,000	240,863

		752,542

Electronic Equipment, Instruments & Components (0.3%)
Likewize Corp.
9.750%, 10/15/25§	194,000	196,425

IT Services (1.9%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	202,000	177,507
ION Trading Technologies Sarl
5.750%, 5/15/28(x)§	400,000	369,500
Northwest Fiber LLC
6.000%, 2/15/28§	258,000	245,745
Presidio Holdings, Inc.
8.250%, 2/1/28(x)§	190,000	188,338
Unisys Corp.
6.875%, 11/1/27§	348,000	314,940

		1,296,030

Software (9.9%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	437,000	429,899

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Alteryx, Inc.
8.750%, 3/15/28§	$252,000	$270,043
AthenaHealth Group, Inc.
6.500%, 2/15/30(x)§	432,000	388,260
Boxer Parent Co., Inc.
7.125%, 10/2/25§	305,000	305,458
Camelot Finance SA
4.500%, 11/1/26§	296,000	284,682
Capstone Borrower, Inc.
8.000%, 6/15/30(x)§	131,000	135,585
Central Parent LLC
8.000%, 6/15/29§	143,000	148,005
Central Parent, Inc.
7.250%, 6/15/29§	164,000	167,075
Clarivate Science Holdings Corp.
4.875%, 7/1/29(x)§	442,000	411,073
Cloud Software Group, Inc.
6.500%, 3/31/29§	163,000	151,590
9.000%, 9/30/29§	414,000	390,971
Gen Digital, Inc.
5.000%, 4/15/25§	328,000	325,130
7.125%, 9/30/30§	251,000	259,511
Helios Software Holdings, Inc.
4.625%, 5/1/28§	200,000	182,000
McAfee Corp.
7.375%, 2/15/30§	312,000	281,561
NCR Voyix Corp.
5.000%, 10/1/28§	245,000	230,913
5.125%, 4/15/29(x)§	344,000	323,790
Open Text Corp.
6.900%, 12/1/27§	160,000	165,600
Open Text Holdings, Inc.
4.125%, 12/1/31§	402,000	354,283
Rocket Software, Inc.
6.500%, 2/15/29§	326,000	278,772
SS&C Technologies, Inc.
5.500%, 9/30/27§	406,000	398,388
UKG, Inc.
6.875%, 2/1/31§	104,000	105,170
ZoomInfo Technologies LLC
3.875%, 2/1/29§	638,000	566,225

		6,553,984

Total Information Technology		8,798,981

Materials (12.1%)
Chemicals (5.8%)
Avient Corp.
7.125%, 8/1/30(x)§	248,000	254,158
Axalta Coating Systems LLC
4.750%, 6/15/27§	178,000	171,102
HB Fuller Co.
4.250%, 10/15/28	218,000	202,195
Illuminate Buyer LLC
9.000%, 7/1/28(x)§	652,000	637,330
INEOS Quattro Finance 2 plc
3.375%, 1/15/26§	200,000	187,500
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	233,000	196,594
Minerals Technologies, Inc.
5.000%, 7/1/28§	320,000	305,600
NOVA Chemicals Corp.
4.875%, 6/1/24§	68,000	67,405
8.500%, 11/15/28§	185,000	193,138
Nufarm Australia Ltd.
5.000%, 1/27/30§	360,000	329,400
Olin Corp.
5.625%, 8/1/29	214,000	210,587
Olympus Water US Holding Corp.
4.250%, 10/1/28§	343,000	313,056
6.250%, 10/1/29§	400,000	365,500
WR Grace Holdings LLC
5.625%, 8/15/29§	470,000	414,775

		3,848,340

Containers & Packaging (6.1%)
ARD Finance SA
6.500%, 6/30/27 PIK§	600,000	289,914
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	400,000	323,000
Ardagh Packaging Finance plc
4.125%, 8/15/26§	200,000	179,500
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	365,000	346,750
Crown Americas LLC
5.250%, 4/1/30	133,000	128,861
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	248,000	232,500
LABL, Inc.
6.750%, 7/15/26(x)§	219,000	212,502
10.500%, 7/15/27§	438,000	418,290
5.875%, 11/1/28§	158,000	141,163
Mauser Packaging Solutions Holding Co.
7.875%, 8/15/26§	210,000	211,838
9.250%, 4/15/27§	670,000	644,875
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27(x)§	210,000	209,475
7.250%, 5/15/31(x)§	206,000	208,575
Sealed Air Corp.
6.125%, 2/1/28§	103,000	103,129
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	400,000	389,064

		4,039,436

Metals & Mining (0.2%)
Kaiser Aluminum Corp.
4.500%, 6/1/31§	212,000	180,730

Total Materials		8,068,506

Real Estate (3.2%)
Diversified REITs (0.3%)
VICI Properties LP (REIT)
4.625%, 6/15/25§	192,000	188,388

Hotel & Resort REITs (1.2%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	204,000	198,900
4.875%, 5/15/29§	304,000	279,300
XHR LP (REIT)
6.375%, 8/15/25(x)§	214,000	214,267
4.875%, 6/1/29§	125,000	115,289

		807,756

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate Management & Development (1.3%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28(x)§	$280,000	$275,450
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	291,000	305,134
Howard Hughes Corp. (The)
4.375%, 2/1/31§	291,000	253,534

		834,118

Specialized REITs (0.4%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	300,000	286,125

Total Real Estate		2,116,387

Utilities (0.6%)
Water Utilities (0.6%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	384,000	385,440

Total Utilities		385,440

Total Corporate Bonds		63,962,121

Total Long-Term Debt Securities (96.3%) (Cost $65,677,036)		63,962,121

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (10.7%)
BlackRock Liquidity FedFund, Institutional Shares 5.22% (7 day yield)(xx)	1,112,138	1,112,138
Dreyfus Treasury Obligations Cash Management Fund 5.22% (7 day yield)(xx)	519,043	519,043
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield)(xx)	3,731,750	3,731,750
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	793,074	793,628
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.21% (7 day yield)(xx)	1,000,000	1,000,000

Total Investment Companies		7,156,559

Total Short-Term Investments (10.7%) (Cost $7,156,568)		7,156,559

Total Investments in Securities (107.0%) (Cost $72,833,604)		71,118,680
Other Assets Less Liabilities (-7.0%)		(4,682,063)

Net Assets (100%)		$66,436,617

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2024, the market value of these securities amounted to $60,306,206 or 90.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2024. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at January 31, 2024.

(xx)	At January 31, 2024, the Fund had loaned securities with a total value of $6,215,984. This was collateralized by cash of $6,362,931 which was subsequently invested in investment companies.

Glossary:

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$7,093,412	$—	$7,093,412
Consumer Discretionary	—	10,727,676	—	10,727,676
Consumer Staples	—	3,050,862	—	3,050,862
Energy	—	4,785,570	—	4,785,570
Financials	—	3,856,766	—	3,856,766
Health Care	—	5,347,972	—	5,347,972
Industrials	—	9,730,549	—	9,730,549
Information Technology	—	8,798,981	—	8,798,981
Materials	—	8,068,506	—	8,068,506
Real Estate	—	2,116,387	—	2,116,387
Utilities	—	385,440	—	385,440
Short-Term Investments
Investment Companies	7,156,559	—	—	7,156,559

Total Assets	$7,156,559	$63,962,121	$—	$71,118,680

Total Liabilities	$—	$—	$—	$—

Total	$7,156,559	$63,962,121	$—	$71,118,680

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,011,106
Aggregate gross unrealized depreciation	(3,518,020)

Net unrealized depreciation	$(2,506,914)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$73,625,594

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.7%)
Anchorage Capital CLO 17 Ltd.,
Series 2021-17A A1
6.746%, 7/15/34(l)§	$250,000	$249,577
Magnetite XXVII Ltd.,
Series 2020-27A AR
6.719%, 10/20/34(l)§	335,000	335,219
Sound Point CLO XXVII Ltd.,
Series 2020-2A AR
6.766%, 10/25/34(l)§	340,000	339,637
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	20,964	21,010

Total Asset-Backed Securities		945,443

Convertible Bonds (0.5%)
Communication Services (0.1%)
Interactive Media & Services (0.1%)
Liberty TripAdvisor Holdings, Inc.
0.500%, 6/30/51§	70,000	63,042

Total Communication Services		63,042

Financials (0.1%)
Financial Services (0.1%)
Block, Inc.
0.125%, 3/1/25	55,000	52,871

Total Financials		52,871

Industrials (0.3%)
Electrical Equipment (0.3%)
Stem, Inc.
0.500%, 12/1/28§	345,000	168,774

Total Industrials		168,774

Total Convertible Bonds		284,687

Corporate Bonds (46.9%)
Communication Services (4.0%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
5.400%, 2/15/34	250,000	255,121
Consolidated Communications, Inc.
6.500%, 10/1/28§	79,000	68,319
Frontier Communications Holdings LLC
6.750%, 5/1/29§	96,000	84,710
6.000%, 1/15/30§	25,000	21,188

		429,338

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	51,000	38,633

Interactive Media & Services (0.3%)
TripAdvisor, Inc.
7.000%, 7/15/25§	150,000	150,000

Media (1.4%)
Advantage Sales & Marketing, Inc.
6.500%, 11/15/28§	76,000	71,440
AMC Networks, Inc.
4.250%, 2/15/29	81,000	61,976
CMG Media Corp.
8.875%, 12/15/27§	46,000	35,857
Cumulus Media New Holdings, Inc.
6.750%, 7/1/26§	58,000	37,213
Directv Financing LLC
5.875%, 8/15/27§	65,000	61,952
8.875%, 2/1/30§	217,000	221,622
Gannett Holdings LLC
6.000%, 11/1/26§	51,000	45,836
Gray Television, Inc.
4.750%, 10/15/30§	83,000	65,155
News Corp.
5.125%, 2/15/32§	145,000	136,300
Sinclair Television Group, Inc.
5.500%, 3/1/30§	69,000	52,971

		790,322

Wireless Telecommunication Services (1.5%)
Kenbourne Invest SA
6.875%, 11/26/24§	200,000	145,000
Millicom International Cellular SA
4.500%, 4/27/31(m)	245,000	204,269
T-Mobile USA, Inc.
4.800%, 7/15/28	260,000	260,438
5.150%, 4/15/34	155,000	155,962
United States Cellular Corp.
6.700%, 12/15/33	103,000	106,090

		871,759

Total Communication Services		2,280,052

Consumer Discretionary (5.3%)
Automobile Components (0.6%)
Allison Transmission, Inc.
3.750%, 1/30/31(x)§	158,000	138,207
Clarios Global LP
8.500%, 5/15/27§	78,000	78,468
Patrick Industries, Inc.
4.750%, 5/1/29§	67,000	61,473
Tenneco, Inc.
8.000%, 11/17/28§	79,000	69,026

		347,174

Automobiles (0.4%)
Hyundai Capital America
6.250%, 11/3/25§	110,000	111,742
PM General Purchaser LLC
9.500%, 10/1/28§	55,000	55,413
Thor Industries, Inc.
4.000%, 10/15/29§	67,000	59,630

		226,785

Broadline Retail (0.5%)
GrubHub Holdings, Inc.
5.500%, 7/1/27§	78,000	67,860
Kohl’s Corp.
4.625%, 5/1/31(e)(x)	68,000	54,400
Millennium Escrow Corp.
6.625%, 8/1/26§	38,000	23,940
NMG Holding Co., Inc.
7.125%, 4/1/26§	38,000	37,050
QVC, Inc.
4.750%, 2/15/27	90,000	75,139

		258,389

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Distributors (0.1%)
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/28§	$68,000	$63,762

Diversified Consumer Services (0.5%)
Adtalem Global Education, Inc.
5.500%, 3/1/28§	132,000	125,070
Grand Canyon University
4.125%, 10/1/24	121,000	117,521
StoneMor, Inc.
8.500%, 5/15/29§	44,000	33,550

		276,141

Hotels, Restaurants & Leisure (0.8%)
Expedia Group, Inc.
2.950%, 3/15/31	265,000	231,432
GPS Hospitality Holding Co. LLC
7.000%, 8/15/28§	30,000	23,700
NCL Corp. Ltd.
3.625%, 12/15/24§	74,000	72,243
Royal Caribbean Cruises Ltd.
7.500%, 10/15/27	142,000	149,100

		476,475

Household Durables (1.4%)
Ashton Woods USA LLC
4.625%, 8/1/29§	74,000	66,980
Brookfield Residential Properties, Inc.
6.250%, 9/15/27§	70,000	67,900
Dream Finders Homes, Inc.
8.250%, 8/15/28§	119,000	124,950
KB Home
4.800%, 11/15/29	143,000	134,063
M/I Homes, Inc.
4.950%, 2/1/28	134,000	128,305
Taylor Morrison Communities, Inc.
5.875%, 6/15/27§	141,000	140,647
Tempur Sealy International, Inc.
4.000%, 4/15/29§	152,000	136,420

		799,265

Specialty Retail (0.9%)
Bath & Body Works, Inc.
6.950%, 3/1/33	64,000	62,720
Gap, Inc. (The)
3.625%, 10/1/29§	82,000	69,982
Group 1 Automotive, Inc.
4.000%, 8/15/28§	16,000	14,600
Guitar Center, Inc.
8.500%, 1/15/26§	33,000	29,246
GYP Holdings III Corp.
4.625%, 5/1/29§	65,000	59,800
LSF9 Atlantis Holdings LLC
7.750%, 2/15/26§	62,000	59,598
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	67,000	65,660
Upbound Group, Inc.
6.375%, 2/15/29§	60,000	57,000
Victoria’s Secret & Co.
4.625%, 7/15/29§	72,000	60,922
White Cap Buyer LLC
6.875%, 10/15/28§	37,000	36,075

		515,603

Textiles, Apparel & Luxury Goods (0.1%)
G-III Apparel Group Ltd.
7.875%, 8/15/25(x)§	57,000	57,142

Total Consumer Discretionary		3,020,736

Consumer Staples (0.3%)
Household Products (0.2%)
Central Garden & Pet Co.
4.125%, 4/30/31§	149,000	130,747

Personal Care Products (0.1%)
BellRing Brands, Inc.
7.000%, 3/15/30§	62,000	64,170

Total Consumer Staples		194,917

Energy (5.6%)
Energy Equipment & Services (0.7%)
CSI Compressco LP
7.500%, 4/1/25§	64,000	64,000
Helix Energy Solutions Group, Inc.
9.750%, 3/1/29§	116,000	121,800
Noble Finance II LLC
8.000%, 4/15/30§	17,000	17,621
USA Compression Partners LP
6.875%, 4/1/26	10,000	9,912
6.875%, 9/1/27	55,000	54,762
Valaris Ltd.
8.375%, 4/30/30§	108,000	110,298

		378,393

Oil, Gas & Consumable Fuels (4.9%)
Alliance Resource Operating Partners LP
7.500%, 5/1/25§	123,000	122,385
Antero Midstream Partners LP
6.625%, 2/1/32§	46,000	45,699
Calumet Specialty Products Partners LP
8.125%, 1/15/27§	38,000	37,430
Chord Energy Corp.
6.375%, 6/1/26§	119,000	119,000
CNX Midstream Partners LP
4.750%, 4/15/30§	64,000	55,520
CNX Resources Corp.
6.000%, 1/15/29§	138,000	132,825
Crescent Energy Finance LLC
9.250%, 2/15/28§	126,000	131,531
CVR Energy, Inc.
5.250%, 2/15/25§	160,000	159,920
5.750%, 2/15/28§	83,000	76,568
Delek Logistics Partners LP
7.125%, 6/1/28§	119,000	113,565
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	61,000	60,390
Energy Transfer LP
5.950%, 5/15/54	240,000	240,680

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
EnLink Midstream LLC
6.500%, 9/1/30§	$10,000	$10,200
Global Partners LP
6.875%, 1/15/29	70,000	69,037
Hess Midstream Operations LP
4.250%, 2/15/30§	300,000	275,952
Martin Midstream Partners LP
11.500%, 2/15/28§	56,000	57,820
New Fortress Energy, Inc.
6.500%, 9/30/26§	155,000	149,715
NGL Energy Partners LP
7.500%, 4/15/26	40,000	40,050
PBF Holding Co. LLC
7.875%, 9/15/30§	10,000	10,325
Permian Resources Operating LLC
7.750%, 2/15/26§	159,000	160,987
Rockies Express Pipeline LLC
3.600%, 5/15/25§	140,000	135,867
Southwestern Energy Co.
5.700%, 1/23/25(e)	150,000	148,687
Tallgrass Energy Partners LP
6.000%, 12/31/30§	133,000	123,358
Targa Resources Corp.
6.125%, 3/15/33	70,000	73,323
Venture Global LNG, Inc.
8.125%, 6/1/28§	218,000	221,643
Western Midstream Operating LP
6.150%, 4/1/33	20,000	20,662

		2,793,139

Total Energy		3,171,532

Financials (17.2%)
Banks (9.4%)
ABN AMRO Bank NV
(United States SOFR Compounded Index + 1.78%), 7.135%, 9/18/27(k)§	300,000	301,759
Banco Bilbao Vizcaya Argentaria SA
(USD Swap Semi 5 Year + 3.87%), 6.125%, 11/16/27(k)(y)	400,000	363,000
Banco Santander SA
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.99%), 7.500%, 2/8/24(k)(m)(y)	200,000	199,600
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	200,000	202,153
Barclays plc
(SOFR + 3.57%), 7.119%, 6/27/34(k)	265,000	279,695
Comerica, Inc.
(SOFR + 2.16%), 5.982%, 1/30/30(k)	135,000	134,412
Credit Agricole SA
(USD Swap Semi 5 Year + 4.32%), 6.875%, 9/23/24(k)(y)§	200,000	199,250
HSBC Holdings plc
4.250%, 3/14/24	250,000	249,533
(USD ICE Swap Rate 5 Year + 3.75%), 6.000%, 5/22/27(k)(y)	280,000	264,600
(USD ICE Swap Rate 5 Year + 3.61%), 6.500%, 3/23/28(k)(y)	230,000	220,800
(SOFR + 3.02%), 7.399%, 11/13/34(k)	270,000	294,118
HSBC USA, Inc.
5.625%, 3/17/25	200,000	201,260
ING Groep NV
(USD Swap Semi 5 Year + 4.45%), 6.500%, 4/16/25(k)(y)	200,000	195,000
(SOFR + 1.56%), 6.910%, 9/11/27(k)	270,000	272,862
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54(k)§	265,000	269,759
JPMorgan Chase & Co.
(SOFR + 2.58%), 5.717%, 9/14/33(k)	185,000	189,903
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.000%, 9/27/29(k)(y)	260,000	254,184
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34(k)	200,000	208,116
Santander Holdings USA, Inc.
3.450%, 6/2/25	170,000	165,130
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 7.132%, 1/19/55(k)§	200,000	199,160
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25(k)§	270,000	261,198
Truist Financial Corp.
(SOFR + 2.05%), 6.047%, 6/8/27(k)	200,000	203,269
UniCredit SpA
(USD ICE Swap Rate 5 Year + 4.91%), 7.296%, 4/2/34(k)§	240,000	247,519

		5,376,280

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Capital Markets (4.3%)
Ares Capital Corp.
5.875%, 3/1/29	$280,000	$277,763
Aretec Group, Inc.
7.500%, 4/1/29(x)§	38,000	35,104
BGC Group, Inc.
4.375%, 12/15/25	345,000	334,700
Blackstone Private Credit Fund
6.250%, 1/25/31§	280,000	279,349
Blue Owl Capital Corp. II
8.450%, 11/15/26§	70,000	72,497
Blue Owl Credit Income Corp.
5.500%, 3/21/25	230,000	227,981
Coinbase Global, Inc.
3.375%, 10/1/28§	94,000	76,698
Credit Suisse AG
7.950%, 1/9/25	250,000	255,930
Deutsche Bank AG
(SOFR + 1.87%), 2.129%, 11/24/26(k)	230,000	216,251
(SOFR + 3.65%), 7.079%, 2/10/34(k)	200,000	203,313
Morgan Stanley
(SOFR + 1.59%), 5.164%, 4/20/29(k)	145,000	145,916
Osaic Holdings, Inc.
10.750%, 8/1/27§	32,000	32,720
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.250%, 11/13/33(k)(y)§	270,000	294,583

		2,452,805

Consumer Finance (1.4%)
Capital One Financial Corp.
(SOFR + 2.26%), 6.051%, 2/1/35(k)	280,000	284,648
General Motors Financial Co., Inc.
5.400%, 4/6/26	260,000	261,648
goeasy Ltd.
9.250%, 12/1/28§	124,000	131,750
Synchrony Financial
7.250%, 2/2/33	78,000	77,241
World Acceptance Corp.
7.000%, 11/1/26§	29,000	26,805

		782,092

Financial Services (0.4%)
Armor Holdco, Inc.
8.500%, 11/15/29§	34,000	31,820
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	30,000	30,451
Nationstar Mortgage Holdings, Inc.
7.125%, 2/1/32§	85,000	84,044
Sabre GLBL, Inc.
11.250%, 12/15/27§	77,000	77,385

		223,700

Insurance (1.3%)
Allianz SE
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.350%, 9/6/53(k)(x)§	200,000	207,367
Liberty Mutual Group, Inc.
4.300%, 2/1/61§	330,000	213,675
Met Tower Global Funding
4.850%, 1/16/27§	200,000	200,897
NFP Corp.
6.875%, 8/15/28§	61,000	60,924
USI, Inc.
7.500%, 1/15/32§	36,000	36,517

		719,380

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
Blackstone Mortgage Trust, Inc. (REIT)
3.750%, 1/15/27§	141,000	123,375
Ladder Capital Finance Holdings LLLP (REIT)
4.750%, 6/15/29§	129,000	115,455

		238,830

Total Financials		9,793,087

Health Care (0.6%)
Health Care Equipment & Supplies (0.2%)
Medtronic Global Holdings SCA
4.250%, 3/30/28	95,000	94,244

Health Care Providers & Services (0.1%)
Encompass Health Corp.
4.625%, 4/1/31	94,000	86,010

Pharmaceuticals (0.3%)
Eli Lilly and Co.
4.700%, 2/27/33(x)	130,000	132,180
HLF Financing Sarl LLC
4.875%, 6/1/29§	62,000	48,283

		180,463

Total Health Care		360,717

Industrials (6.1%)
Aerospace & Defense (0.4%)
Moog, Inc.
4.250%, 12/15/27§	22,000	20,708
TransDigm, Inc.
4.625%, 1/15/29	210,000	195,562

		216,270

Air Freight & Logistics (0.0%)†
Rand Parent LLC
8.500%, 2/15/30(x)§	23,000	22,712

Building Products (1.0%)
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28(x)§	58,000	59,561
Cornerstone Building Brands, Inc.
6.125%, 1/15/29§	46,000	40,710
Eco Material Technologies, Inc.
7.875%, 1/31/27§	65,000	64,837
MIWD Holdco II LLC
5.500%, 2/1/30(x)§	78,000	70,813
Oscar AcquisitionCo LLC
9.500%, 4/15/30§	30,000	29,025

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/28§	$144,000	$140,514
Standard Industries, Inc.
5.000%, 2/15/27§	168,000	163,192

		568,652

Commercial Services & Supplies (1.1%)
APX Group, Inc.
5.750%, 7/15/29§	74,000	70,115
Covanta Holding Corp.
4.875%, 12/1/29§	97,000	84,025
Deluxe Corp.
8.000%, 6/1/29§	35,000	31,369
Garda World Security Corp.
9.500%, 11/1/27(x)§	49,000	48,991
Interface, Inc.
5.500%, 12/1/28(x)§	64,000	59,760
Neptune Bidco US, Inc.
9.290%, 4/15/29§	11,000	10,508
Pitney Bowes, Inc.
6.875%, 3/15/27§	69,000	62,272
Republic Services, Inc.
5.000%, 4/1/34	50,000	50,415
Steelcase, Inc.
5.125%, 1/18/29	135,000	129,334
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26(x)§	66,000	63,832
Waste Pro USA, Inc.
5.500%, 2/15/26§	38,000	36,765

		647,386

Construction & Engineering (1.0%)
Artera Services LLC
9.033%, 12/4/25§	55,000	55,612
Brand Industrial Services, Inc.
10.375%, 8/1/30§	63,000	66,341
Global Infrastructure Solutions, Inc.
5.625%, 6/1/29§	75,000	67,967
Great Lakes Dredge & Dock Corp.
5.250%, 6/1/29§	23,000	19,837
IHS Netherlands Holdco BV
8.000%, 9/18/27§	235,000	215,098
Pike Corp.
5.500%, 9/1/28§	18,000	17,139
Weekley Homes LLC
4.875%, 9/15/28§	122,000	114,070

		556,064

Electrical Equipment (0.2%)
Vertiv Group Corp.
4.125%, 11/15/28§	142,000	131,705

Ground Transportation (0.4%)
Uber Technologies, Inc.
8.000%, 11/1/26§	101,000	102,849
Watco Cos. LLC
6.500%, 6/15/27§	37,000	36,819
XPO CNW, Inc.
6.700%, 5/1/34	80,000	82,000

		221,668

Machinery (0.2%)
Park-Ohio Industries, Inc.
6.625%, 4/15/27	31,000	28,372
Titan International, Inc.
7.000%, 4/30/28	58,000	57,591
Werner FinCo LP
11.500%, 6/15/28§	30,000	31,500

		117,463

Passenger Airlines (0.8%)
American Airlines Group, Inc.
3.750%, 3/1/25§	180,000	175,500
Hawaiian Brand Intellectual Property Ltd.
5.750%, 1/20/26§	79,003	73,868
Mileage Plus Holdings LLC
6.500%, 6/20/27§	185,500	185,222
VistaJet Malta Finance plc
9.500%, 6/1/28(x)§	14,000	11,832
6.375%, 2/1/30§	17,000	12,070

		458,492

Professional Services (0.2%)
TriNet Group, Inc.
3.500%, 3/1/29§	151,000	133,821

Trading Companies & Distributors (0.7%)
Beacon Roofing Supply, Inc.
4.125%, 5/15/29§	73,000	65,876
BlueLinx Holdings, Inc.
6.000%, 11/15/29§	70,000	66,150
Boise Cascade Co.
4.875%, 7/1/30§	138,000	127,995
Fortress Transportation and Infrastructure Investors LLC
9.750%, 8/1/27§	138,000	143,176

		403,197

Transportation Infrastructure (0.1%)
Seaspan Corp.
5.500%, 8/1/29§	75,000	63,937

Total Industrials		3,541,367

Information Technology (3.8%)
Communications Equipment (0.2%)
CommScope Technologies LLC
6.000%, 6/15/25§	160,000	126,500

Electronic Equipment, Instruments & Components (0.1%)
Jabil, Inc.
5.450%, 2/1/29	25,000	25,435

IT Services (0.4%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	25,000	21,969
Arches Buyer, Inc.
6.125%, 12/1/28§	51,000	43,732
Newfold Digital Holdings Group, Inc.
6.000%, 2/15/29§	47,000	35,426
Presidio Holdings, Inc.
8.250%, 2/1/28§	40,000	39,650
Unisys Corp.
6.875%, 11/1/27§	76,000	68,780

		209,557

Semiconductors & Semiconductor Equipment (1.0%)
Broadcom, Inc.
4.150%, 4/15/32§	240,000	225,424
Micron Technology, Inc.
6.750%, 11/1/29	190,000	204,976

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
5.300%, 1/15/31		$115,000	$116,012
Synaptics, Inc.
4.000%, 6/15/29§		60,000	53,175

			599,587

Software (1.0%)
Crowdstrike Holdings, Inc.
3.000%, 2/15/29		146,000	130,003
Fair Isaac Corp.
5.250%, 5/15/26§		121,000	119,221
4.000%, 6/15/28§		23,000	21,505
Oracle Corp.
2.875%, 3/25/31		270,000	237,310
PTC, Inc.
4.000%, 2/15/28§		9,000	8,494
Veritas US, Inc.
7.500%, 9/1/25§		50,000	42,627

			559,160

Technology Hardware, Storage & Peripherals (1.1%)
Dell International LLC
5.750%, 2/1/33		155,000	162,321
Seagate HDD Cayman
9.625%, 12/1/32		145,069	166,467
Xerox Corp.
6.750%, 12/15/39		50,000	41,965
Xerox Holdings Corp.
5.000%, 8/15/25§		160,000	155,558
5.500%, 8/15/28§		100,000	90,738

			617,049

Total Information Technology			2,137,288

Materials (1.3%)
Chemicals (0.1%)
Rain Carbon, Inc.
12.250%, 9/1/29§		32,000	31,680
Tronox, Inc.
4.625%, 3/15/29(x)§		14,000	12,317

			43,997

Construction Materials (0.4%)
Cemex SAB de CV
3.875%, 7/11/31§		260,000	230,100

Containers & Packaging (0.1%)
Pactiv Evergreen Group Issuer, Inc.
4.000%, 10/15/27§82,000			76,209

Metals & Mining (0.7%)
FMG Resources August 2006 Pty. Ltd.
5.875%, 4/15/30§		159,000	157,048
Northern Star Resources Ltd.
6.125%, 4/11/33§		180,000	182,988
SunCoke Energy, Inc.
4.875%, 6/30/29§		73,000	65,974

			406,010

Total Materials			756,316

Real Estate (1.6%)
Diversified REITs (0.1%)
Vornado Realty LP (REIT)
3.400%, 6/1/31		101,000	79,537

Office REITs (0.4%)
Brandywine Operating Partnership LP (REIT)
7.800%, 3/15/28(e)		122,000	124,440
Hudson Pacific Properties LP (REIT)
4.650%, 4/1/29		109,000	95,784

			220,224

Real Estate Management & Development (0.5%)
Forestar Group, Inc.
5.000%, 3/1/28§		136,000	129,370
Newmark Group, Inc.
7.500%, 1/12/29§		124,000	126,914

			256,284

Retail REITs (0.1%)
Brookfield Property REIT, Inc. (REIT)
4.500%, 4/1/27§		42,000	37,099

Specialized REITs (0.5%)
Crown Castle, Inc. (REIT)
5.800%, 3/1/34		95,000	97,619
Iron Mountain, Inc. (REIT)
4.875%, 9/15/29§		206,000	192,645

			290,264

Total Real Estate			883,408

Utilities (1.1%)
Electric Utilities (0.9%)
NextEra Energy Capital Holdings, Inc.
6.051%, 3/1/25		65,000	65,522
NRG Energy, Inc.
3.375%, 2/15/29§		187,000	165,495
Terraform Global Operating LP
6.125%, 3/1/26§		96,000	94,320
Vistra Operations Co. LLC
4.375%, 5/1/29§		204,000	187,935

			513,272

Independent Power and Renewable Electricity Producers (0.2%)
Talen Energy Supply LLC
8.625%, 6/1/30§		128,000	135,840

Total Utilities			649,112

Total Corporate Bonds			26,788,532

Foreign Government Securities (1.7%)
Oriental Republic of Uruguay
9.750%, 7/20/33	UYU	12,005,000	316,118
Republic of Costa Rica
7.000%, 4/4/44(m)		$200,000	202,600
7.158%, 3/12/45(m)		240,000	246,600
Republic of Guatemala
4.375%, 6/5/27(m)		200,000	191,300

Total Foreign Government Securities			956,618

U.S. Treasury Obligations (5.4%)
U.S. Treasury Bonds
3.625%, 2/15/53		1,455,000	1,303,134
U.S. Treasury Notes
4.500%, 11/15/33		1,715,000	1,788,155

Total U.S. Treasury Obligations			3,091,289

Total Long-Term Debt Securities (56.2%) (Cost $31,338,669)			32,066,569

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	2,254	$39,873
Koninklijke KPN NV	16,279	55,380
Verizon Communications, Inc.	4,835	204,762

		300,015

Entertainment (0.3%)
Netflix, Inc.*	153	86,309
Nintendo Co. Ltd.	1,100	61,530
Walt Disney Co. (The)	451	43,318

		191,157

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A(s)*	1,983	277,818
Alphabet, Inc., Class C(s)*	2,370	336,066
Meta Platforms, Inc., Class A(s)*	912	355,808

		969,692

Media (0.5%)
Comcast Corp., Class A(s)	4,813	223,997
Publicis Groupe SA	413	41,455

		265,452

Wireless Telecommunication Services (0.1%)
KDDI Corp.	1,700	56,252

Total Communication Services		1,782,568

Consumer Discretionary (3.7%)
Automobile Components (0.1%)
Bridgestone Corp.	1,100	47,817

Automobiles (0.8%)
Bayerische Motoren Werke AG	415	43,289
Honda Motor Co. Ltd.	5,400	60,369
Stellantis NV	1,943	42,801
Tesla, Inc.(s)*	754	141,217
Toyota Motor Corp.	8,700	172,945

		460,621

Broadline Retail (1.1%)
Amazon.com, Inc.(s)*	3,390	526,128
Wesfarmers Ltd.	1,952	74,267

		600,395

Hotels, Restaurants & Leisure (0.5%)
Booking Holdings, Inc.*	14	49,105
Darden Restaurants, Inc.	236	38,369
Hilton Worldwide Holdings, Inc.	420	80,203
McDonald’s Corp.	190	55,617
Starbucks Corp.	433	40,282
Yum! Brands, Inc.	290	37,552

		301,128

Household Durables (0.1%)
DR Horton, Inc.	342	48,875

Specialty Retail (0.9%)
Home Depot, Inc. (The)(s)	1,022	360,725
Industria de Diseno Textil SA	1,085	46,378
Lowe’s Cos., Inc.	172	36,609
O’Reilly Automotive, Inc.*	43	43,991
TJX Cos., Inc. (The)	552	52,390

		540,093

Textiles, Apparel & Luxury Goods (0.2%)
Kering SA	105	43,314
NIKE, Inc., Class B	476	48,328

		91,642

Total Consumer Discretionary		2,090,571

Consumer Staples (4.1%)
Beverages (1.2%)
Brown-Forman Corp., Class B	542	29,756
Carlsberg A/S, Class B	336	43,216
Coca-Cola Co. (The)	3,999	237,900
Constellation Brands, Inc., Class A	162	39,703
Diageo plc	1,996	71,790
PepsiCo, Inc.(s)	1,426	240,324
Pernod Ricard SA	258	42,462

		705,151

Consumer Staples Distribution & Retail (0.5%)
Costco Wholesale Corp.(s)	145	100,758
Dollar General Corp.	179	23,641
Kroger Co. (The)	903	41,664
Target Corp.	418	58,135
Walmart, Inc.(s)	452	74,693

		298,891

Food Products (0.7%)
Archer-Daniels-Midland Co.	432	24,011
Conagra Brands, Inc.	1,502	43,783
Danone SA	782	52,150
Kellanova	755	41,344
Nestle SA (Registered)	1,988	226,669
Tyson Foods, Inc., Class A	619	33,896

		421,853

Household Products (0.9%)
Colgate-Palmolive Co.	860	72,412
Procter & Gamble Co. (The)(s)	2,337	367,236
Reckitt Benckiser Group plc	850	61,380

		501,028

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	159	20,986
Kenvue, Inc.	2,371	49,222
Unilever plc	2,157	105,019

		175,227

Tobacco (0.5%)
Altria Group, Inc.	1,554	62,347
Japan Tobacco, Inc.	1,400	36,903
Philip Morris International, Inc.	1,720	156,262

		255,512

Total Consumer Staples		2,357,662

Energy (2.6%)
Energy Equipment & Services (0.1%)
Schlumberger NV	736	35,843

Oil, Gas & Consumable Fuels (2.5%)
Chevron Corp.(s)	1,863	274,662
ConocoPhillips	1,589	177,762
EOG Resources, Inc.	317	36,072
Exxon Mobil Corp.(s)	4,157	427,381

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Hess Corp.	266	$37,381
Marathon Petroleum Corp.(s)	494	81,806
Phillips 66	420	60,610
Suncor Energy, Inc.	1,600	52,982
TotalEnergies SE	1,923	125,241
Valero Energy Corp.	634	88,063
Woodside Energy Group Ltd.	2,869	60,132

		1,422,092

Total Energy		1,457,935

Financials (4.5%)
Banks (1.0%)
Bank of America Corp.	1,838	62,510
Citigroup, Inc.	775	43,532
DBS Group Holdings Ltd.	2,200	52,091
Fifth Third Bancorp	1,092	37,390
JPMorgan Chase & Co.(s)	729	127,108
PNC Financial Services Group, Inc. (The)	426	64,416
Regions Financial Corp.	1,930	36,033
Truist Financial Corp.	1,336	49,512
US Bancorp	1,525	63,349
Wells Fargo & Co.	1,034	51,886

		587,827

Capital Markets (1.3%)
Bank of New York Mellon Corp. (The)	985	54,628
BlackRock, Inc.	179	138,602
Blackstone, Inc.	587	73,052
Charles Schwab Corp. (The)	479	30,139
CME Group, Inc.	309	63,605
Goldman Sachs Group, Inc. (The)	131	50,305
Hong Kong Exchanges & Clearing Ltd.	1,800	54,597
Moody’s Corp.	149	58,414
Morgan Stanley	470	41,003
MSCI, Inc.	77	46,094
Partners Group Holding AG	27	36,689
S&P Global, Inc.	125	56,044
Singapore Exchange Ltd.	7,000	48,757

		751,929

Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B(s)*	425	163,089
Fiserv, Inc.*	354	50,222
Mastercard, Inc., Class A(s)	226	101,526
PayPal Holdings, Inc.*	468	28,712
Visa, Inc., Class A(s)	433	118,322

		461,871

Insurance (1.4%)
Aflac, Inc.	511	43,098
Allianz SE (Registered)	315	84,343
American International Group, Inc.	703	48,866
Arch Capital Group Ltd.*	754	62,152
Arthur J Gallagher & Co.	226	52,468
AXA SA	1,543	51,947
Everest Group Ltd.	111	42,732
Manulife Financial Corp.	3,000	66,317
Marsh & McLennan Cos., Inc.	210	40,706
MetLife, Inc.	634	43,949
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	122	51,947
Sun Life Financial, Inc.	1,000	51,835
Swiss Re AG	362	41,573
Tokio Marine Holdings, Inc.	1,800	47,683
Zurich Insurance Group AG	129	65,632

		795,248

Total Financials		2,596,875

Health Care (5.3%)
Biotechnology (1.0%)
AbbVie, Inc.(s)	1,856	305,126
Amgen, Inc.	632	198,612
Gilead Sciences, Inc.	587	45,939

		549,677

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	469	53,067
Becton Dickinson & Co.	143	34,150
Boston Scientific Corp.*	835	52,822
Edwards Lifesciences Corp.*	476	37,352
Intuitive Surgical, Inc.*	143	54,085
Medtronic plc	1,679	146,980
Stryker Corp.	162	54,348

		432,804

Health Care Providers & Services (0.6%)
Centene Corp.*	434	32,684
Cigna Group (The)	180	54,171
CVS Health Corp.	1,662	123,603
Elevance Health, Inc.	106	52,305
UnitedHealth Group, Inc.(s)	212	108,489

		371,252

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	263	34,216
Danaher Corp.	210	50,381
Thermo Fisher Scientific, Inc.	125	67,373

		151,970

Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	737	36,017
Eli Lilly and Co.(s)	234	151,073
Johnson & Johnson(s)	2,418	384,220
Merck & Co., Inc.(s)	2,653	320,429
Novartis AG (Registered)	1,594	165,089
Pfizer, Inc.	6,137	166,190
Roche Holding AG	577	164,859
Sanofi SA	945	94,889
Zoetis, Inc.	274	51,460

		1,534,226

Total Health Care		3,039,929

Industrials (3.9%)
Aerospace & Defense (1.0%)
BAE Systems plc	2,846	42,397
Boeing Co. (The)*	204	43,052
General Dynamics Corp.	165	43,723
Lockheed Martin Corp.	176	75,576
Northrop Grumman Corp.	99	44,229
RTX Corp.	3,882	353,728

		602,705

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.3%)
Deutsche Post AG	1,134	$54,568
United Parcel Service, Inc., Class B	887	125,865

		180,433

Building Products (0.2%)
Cie de Saint-Gobain SA	623	44,117
Johnson Controls International plc	769	40,519
Trane Technologies plc	222	55,955

		140,591

Commercial Services & Supplies (0.1%)
Cintas Corp.	95	57,434
Veralto Corp.	70	5,368

		62,802

Construction & Engineering (0.1%)
Vinci SA	454	57,438

Electrical Equipment (0.4%)
ABB Ltd. (Registered)	1,635	69,149
Eaton Corp. plc	222	54,630
Emerson Electric Co.	559	51,277
Mitsubishi Electric Corp.	2,700	39,762

		214,818

Ground Transportation (0.2%)
Norfolk Southern Corp.	171	40,226
Union Pacific Corp.	222	54,153

		94,379

Industrial Conglomerates (0.5%)
3M Co.	771	72,744
General Electric Co.	600	79,452
Honeywell International, Inc.	179	36,205
Siemens AG (Registered)	598	107,758

		296,159

Machinery (0.7%)
Caterpillar, Inc.	172	51,653
Cummins, Inc.	340	81,362
Deere & Co.	95	37,390
Dover Corp.	360	53,921
FANUC Corp.	1,300	35,829
Parker-Hannifin Corp.	135	62,707
Volvo AB, Class B	2,261	53,995

		376,857

Professional Services (0.2%)
Automatic Data Processing, Inc.	172	42,274
Paychex, Inc.	421	51,248

		93,522

Trading Companies & Distributors (0.2%)
ITOCHU Corp.	1,300	59,076
Mitsui & Co. Ltd.	1,200	48,612

		107,688

Total Industrials		2,227,392

Information Technology (6.8%)
Communications Equipment (0.4%)
Cisco Systems, Inc.(s)	4,379	219,738

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	568	57,425
Keysight Technologies, Inc.*	187	28,660
Kyocera Corp.	4,000	58,616
TE Connectivity Ltd.	327	46,496

		191,197

IT Services (0.5%)
Accenture plc, Class A(s)	312	113,531
International Business Machines Corp.	1,025	188,251

		301,782

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*	597	100,111
Analog Devices, Inc.	218	41,935
Applied Materials, Inc.(s)	480	78,864
Broadcom, Inc.(s)	285	336,300
Intel Corp.	1,267	54,582
KLA Corp.	99	58,810
NVIDIA Corp.(s)	1,066	655,878
QUALCOMM, Inc.	1,235	183,410
Texas Instruments, Inc.	1,004	160,760

		1,670,650

Software (2.6%)
Adobe, Inc.(s)*	154	95,138
Intuit, Inc.	119	75,128
Microsoft Corp.(s)	2,514	999,516
Oracle Corp.(s)	769	85,898
Roper Technologies, Inc.	79	42,423
Salesforce, Inc.(s)*	358	100,630
ServiceNow, Inc.*	95	72,713

		1,471,446

Technology Hardware, Storage & Peripherals (0.1%)
Canon, Inc.(x)	1,700	47,084

Total Information Technology		3,901,897

Materials (1.5%)
Chemicals (0.6%)
Air Products and
Chemicals, Inc.	205	52,421
Dow, Inc.	885	47,436
Linde plc	145	58,700
LyondellBasell Industries NV, Class A	819	77,084
Nutrien Ltd.	700	34,905
Sherwin-Williams Co. (The)	173	52,658

		323,204

Construction Materials (0.2%)
CRH plc	793	56,006
Holcim AG	673	51,716

		107,722

Metals & Mining (0.6%)
Anglo American plc	1,652	39,211
BHP Group Ltd.	4,428	135,888
Fortescue Ltd.	1,849	35,925
Freeport-McMoRan, Inc.	915	36,316
Glencore plc	10,231	54,439
Rio Tinto plc	1,023	71,331

		373,110

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	1,051	38,236

Total Materials		842,272

Real Estate (0.6%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	1,813	33,541

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial REITs (0.1%)
Prologis, Inc. (REIT)	339	$42,948

Real Estate Management & Development (0.1%)
Daiwa House Industry Co. Ltd.	1,900	58,695

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	269	48,154
Camden Property Trust (REIT)	421	39,506
Equity Residential (REIT)	647	38,943

		126,603

Specialized REITs (0.1%)
American Tower
Corp. (REIT)	160	31,304

Total Real Estate		293,091

Utilities (1.4%)
Electric Utilities (0.8%)
Alliant Energy Corp.	754	36,690
Duke Energy Corp.	692	66,314
Edison International	547	36,912
Evergy, Inc.	1,254	63,666
Exelon Corp.	647	22,522
Iberdrola SA	4,905	59,097
NextEra Energy, Inc.	1,934	113,390
SSE plc	1,570	33,436

		432,027

Independent Power and Renewable Electricity Producers (0.0%)†
RWE AG	740	27,454

Multi-Utilities (0.6%)
Ameren Corp.	523	36,385
CMS Energy Corp.	1,327	75,851
Consolidated Edison, Inc.	477	43,359
DTE Energy Co.	277	29,202
National Grid plc	4,188	55,747
NiSource, Inc.	1,491	38,721
Sempra	679	48,589
WEC Energy Group, Inc.	509	41,107

		368,961

Total Utilities		828,442

Total Common Stocks (37.5%) (Cost $19,941,291)		21,418,634

EXCHANGE TRADED FUNDS (ETF):
Equity (3.9%)
iShares MSCI Emerging Markets Small-Cap ETF	19,224	1,090,770
iShares MSCI Japan ETF(x)	17,455	1,155,695

Total Exchange Traded Funds (3.9%) (Cost $2,239,105)		2,246,465

SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.22% (7 day yield)(xx)	147,524	147,524
Goldman Sachs Financial Square Government Fund 5.22% (7 day yield)(xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield)(xx)	1,014,126	1,014,126

Total Investment Companies		1,261,650

Total Short-Term Investments (2.2%) (Cost $1,261,650)		1,261,650

Total Investments in Securities (99.8%) (Cost $54,780,715)		56,993,318
Other Assets Less Liabilities (0.2%)		107,175

Net Assets (100%)		$57,100,493

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2024, the market value of these securities amounted to $16,907,160 or 29.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2024, the market value or fair value, as applicable, of these securities amounted to $1,044,369 or 1.8% of net assets.

(s)	All, or a portion of security held by broker as collateral for option contracts, with a total collateral value of $3,831,981.

(x)	All or a portion of security is on loan at January 31, 2024.

(xx)

At January 31, 2024, the Fund had loaned securities with a total value of $1,246,212. This was collateralized by $7,773 of various U.S. Government Treasury Securities, ranging from 1.375% – 3.375%, maturing 2/28/27 – 8/15/52 and by cash of $1,261,650 which was subsequently invested in investment companies.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2024.

Glossary:

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

UYU — Uruguayan Peso

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.3%
Canada	0.8
Cayman Islands	1.6
Chile	0.2
Costa Rica	0.8
Denmark	0.1
Finland	0.1
France	1.5
Germany	1.7
Guatemala	0.7
Hong Kong	0.2
Ireland	0.4
Italy	0.9
Japan	1.5
Mexico	0.4
Netherlands	1.4
Nigeria	0.4
Singapore	0.2
South Africa	0.1
Spain	1.2
Sweden	0.1
Switzerland	1.6
United Kingdom	4.2
United States	77.9
Uruguay	0.5
Cash and Other	0.2

100.0%

Written Call Options Contracts as of January 31, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	21	USD	(2,100)	USD	4,800.00	2/16/2024	(173,250)

Total Written Options Contracts (Premiums Received ($147,928))								(173,250)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$945,443	$—	$945,443
Common Stocks
Communication Services	1,567,951	214,617	—	1,782,568
Consumer Discretionary	1,559,391	531,180	—	2,090,571
Consumer Staples	1,718,073	639,589	—	2,357,662
Energy	1,272,562	185,373	—	1,457,935
Financials	2,061,616	535,259	—	2,596,875
Health Care	2,615,092	424,837	—	3,039,929
Industrials	1,614,691	612,701	—	2,227,392
Information Technology	3,796,197	105,700	—	3,901,897
Materials	359,520	482,752	—	842,272
Real Estate	234,396	58,695	—	293,091
Utilities	652,708	175,734	—	828,442
Convertible Bonds
Communication Services	—	63,042	—	63,042
Financials	—	52,871	—	52,871
Industrials	—	168,774	—	168,774
Corporate Bonds
Communication Services	—	2,280,052	—	2,280,052
Consumer Discretionary	—	3,020,736	—	3,020,736
Consumer Staples	—	194,917	—	194,917
Energy	—	3,171,532	—	3,171,532
Financials	—	9,793,087	—	9,793,087
Health Care	—	360,717	—	360,717
Industrials	—	3,541,367	—	3,541,367
Information Technology	—	2,137,288	—	2,137,288
Materials	—	756,316	—	756,316
Real Estate	—	883,408	—	883,408
Utilities	—	649,112	—	649,112
Exchange Traded Funds	2,246,465	—	—	2,246,465
Foreign Government Securities	—	956,618	—	956,618
Short-Term Investments
Investment Companies	1,261,650	—	—	1,261,650
U.S. Treasury Obligations	—	3,091,289	—	3,091,289

Total Assets	$20,960,312	$36,033,006	$—	$56,993,318

Liabilities:
Options Written
Call Options Written	$(173,250)	$—	$—	$(173,250)

Total Liabilities	$(173,250)	$—	$—	$(173,250)

Total	$20,787,062	$36,033,006	$—	$56,820,068

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,000,457
Aggregate gross unrealized depreciation	(1,330,751)

Net unrealized appreciation	$1,669,706

Federal income tax cost of investments in securities and derivative instruments, if applicable	$55,150,362

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (24.7%)
iMGP DBi Managed Futures Strategy ETF	62,730	$1,655,445
IQ Merger Arbitrage ETF	57,380	1,788,534

Total Alternatives		3,443,979

Commodity (12.0%)
Invesco DB Agriculture Fund	19,800	428,274
Invesco DB Energy Fund	21,370	426,759
Invesco DB Precious Metals Fund	16,830	824,165

Total Commodity		1,679,198

Equity (32.8%)
iShares Core U.S. REIT ETF(x)	21,200	1,101,340
JPMorgan Equity Premium Income ETF(x)	27,400	1,533,304
JPMorgan Nasdaq Equity Premium Income ETF(x)	16,620	854,767
Vanguard Global ex-U.S. Real Estate ETF	26,780	1,088,339

Total Equity		4,577,750

Fixed Income (29.7%)
iShares Convertible Bond ETF	27,670	2,144,702
Vanguard Short-Term Inflation-Protected Securities ETF	41,710	1,990,401

Total Fixed Income		4,135,103

Total Exchange Traded Funds (99.2%) (Cost $14,156,650)		13,836,030

SHORT-TERM INVESTMENT:
Investment Company (13.5%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield)(xx)	1,889,911	1,889,911

Total Short-Term Investment (13.5%) (Cost $1,889,911)		1,889,911

Total Investments in Securities (112.7%) (Cost $16,046,561)		15,725,941
Other Assets Less Liabilities (-12.7%)		(1,775,897)

Net Assets (100%)		$13,950,044

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

(x)	All or a portion of security is on loan at January 31, 2024.

(xx)

At January 31, 2024, the Fund had loaned securities with a total value of $1,970,505. This was collateralized by $137,651 of various U.S. Government Treasury Securities, ranging from 0.250% – 4.125%, maturing 9/30/25 – 11/15/52 and by cash of $1,889,911 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$13,836,030	$—	$—	$13,836,030
Short-Term Investment
Investment Company	1,889,911	—	—	1,889,911

Total Assets	$15,725,941	$—	$—	$15,725,941

Total Liabilities	$—	$—	$—	$—

Total	$15,725,941	$—	$—	$15,725,941

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,558
Aggregate gross unrealized depreciation	(1,230,042)

Net unrealized depreciation	$(1,055,484)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,781,425

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (43.5%)
Invesco S&P 500 Low Volatility ETF	5,540	$349,685
Invesco S&P Emerging Markets Low Volatility ETF	870	20,332
Invesco S&P International Developed Low Volatility ETF	6,900	192,027
Invesco S&P MidCap Low Volatility ETF	3,690	194,278
Invesco S&P SmallCap Low Volatility ETF	1,620	69,239
iShares Core MSCI EAFE ETF	5,410	377,997
iShares Core MSCI Emerging Markets ETF	840	40,698
iShares Core S&P Total U.S. Stock Market ETF	9,630	1,023,958
iShares MSCI EAFE Min Vol Factor ETF	2,510	172,914
iShares MSCI Emerging Markets Min Vol Factor ETF	450	24,435
iShares MSCI USA Min Vol Factor ETF	4,430	353,159
SPDR SSGA US Small Cap Low Volatility Index ETF	590	63,605

Total Equity		2,882,327

Fixed Income (56.2%)
iShares Broad USD High Yield Corporate Bond ETF	7,250	264,553
iShares Core U.S. Aggregate Bond ETF	21,250	2,105,875
iShares TIPS Bond ETF	5,210	561,898
Vanguard Short-Term Bond ETF	6,370	492,082
Vanguard Total International Bond ETF	6,200	304,296

Total Fixed Income		3,728,704

Total Investments in Securities (99.7%) (Cost $6,635,989)		6,611,031
Other Assets Less Liabilities (0.3%)		16,612

Net Assets (100%)		$6,627,643

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,611,031	$—	$—	$6,611,031

Total Assets	$6,611,031	$—	$—	$6,611,031

Total Liabilities	$—	$—	$—	$—

Total	$6,611,031	$—	$—	$6,611,031

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$460,970
Aggregate gross unrealized depreciation	(548,876)

Net unrealized depreciation	$(87,906)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,698,937

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (53.7%)
Invesco S&P 500 Low Volatility ETF	15,640	$987,197
Invesco S&P Emerging Markets Low Volatility ETF	5,430	126,899
Invesco S&P International Developed Low Volatility ETF	18,810	523,482
Invesco S&P MidCap Low Volatility ETF	10,220	538,083
Invesco S&P SmallCap Low Volatility ETF	5,780	247,037
iShares Core MSCI EAFE ETF	15,130	1,057,133
iShares Core MSCI Emerging Markets ETF	5,270	255,332
iShares Core S&P Total U.S. Stock Market ETF	27,960	2,972,987
iShares MSCI EAFE Min Vol Factor ETF	7,620	524,942
iShares MSCI Emerging Markets Min Vol Factor ETF	2,300	124,890
iShares MSCI USA Min Vol Factor ETF	12,370	986,136
SPDR SSGA US Small Cap Low Volatility Index ETF	2,350	253,341

Total Equity		8,597,459

Fixed Income (46.0%)
iShares Broad USD High Yield Corporate Bond ETF	14,140	515,969
iShares Core U.S. Aggregate Bond ETF(x)	46,730	4,630,943
iShares TIPS Bond ETF	10,210	1,101,148
Vanguard Short-Term Bond ETF	8,070	623,408
Vanguard Total International Bond ETF(x)	10,130	497,180

Total Fixed Income		7,368,648

Total Exchange Traded Funds (99.7%) (Cost $15,547,858)		15,966,107

SHORT-TERM INVESTMENT:
Investment Company (20.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield)(xx)	3,246,537	3,246,537

Total Short-Term Investment (20.3%) (Cost $3,246,537)		3,246,537

Total Investments in Securities (120.0%) (Cost $18,794,395)		19,212,644
Other Assets Less Liabilities (-20.0%)		(3,193,798)

Net Assets (100%)		$16,018,846

(x)	All or a portion of security is on loan at January 31, 2024.

(xx)	At January 31, 2024, the Fund had loaned securities with a total value of $3,196,481. This was collateralized by cash of $3,246,537 which was subsequently invested in investment companies.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$15,966,107	$—	$—	$15,966,107
Short-Term Investment
Investment Company	3,246,537	—	—	3,246,537

Total Assets	$19,212,644	$—	$—	$19,212,644

Total Liabilities	$—	$—	$—	$—

Total	$19,212,644	$—	$—	$19,212,644

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,355,477
Aggregate gross unrealized depreciation	(1,106,124)

Net unrealized appreciation	$249,353

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,963,291

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (63.6%)
Invesco S&P 500 Low Volatility ETF	11,490	$725,249
Invesco S&P Emerging Markets Low Volatility ETF	4,220	98,621
Invesco S&P International Developed Low Volatility ETF	14,850	413,276
Invesco S&P MidCap Low Volatility ETF	7,710	405,932
Invesco S&P SmallCap Low Volatility ETF	4,330	185,064
iShares Core MSCI EAFE ETF	11,760	821,671
iShares Core MSCI Emerging Markets ETF	3,790	183,626
iShares Core S&P Total U.S. Stock Market ETF	20,980	2,230,803
iShares MSCI EAFE Min Vol Factor ETF	5,990	412,651
iShares MSCI Emerging Markets Min Vol Factor ETF	1,690	91,767
iShares MSCI USA Min Vol Factor ETF	9,040	720,669
SPDR SSGA US Small Cap Low Volatility Index ETF	1,780	191,892

Total Equity		6,481,221

Fixed Income (36.2%)
iShares Broad USD High Yield Corporate Bond ETF	3,330	121,512
iShares Core U.S. Aggregate Bond ETF(x)	27,550	2,730,205
iShares TIPS Bond ETF	5,140	554,349
Vanguard Short-Term Bond ETF	1,930	149,092
Vanguard Total International Bond ETF	2,660	130,553

Total Fixed Income		3,685,711

Total Exchange Traded Funds (99.8%) (Cost $10,154,466)		10,166,932

SHORT-TERM INVESTMENT:
Investment Company (14.8%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield)(xx)	1,506,831	1,506,831

Total Short-Term Investment (14.8%) (Cost $1,506,831)		1,506,831

Total Investments in Securities (114.6%) (Cost $11,661,297)		11,673,763
Other Assets Less Liabilities (-14.6%)		(1,489,952)

Net Assets (100%)		$10,183,811

(x)	All or a portion of security is on loan at January 31, 2024.

(xx)	At January 31, 2024, the Fund had loaned securities with a total value of $1,483,626. This was collateralized by cash of $1,506,831 which was subsequently invested in investment companies.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,166,932	$—	$—	$10,166,932
Short-Term Investment
Investment Company	1,506,831	—	—	1,506,831

Total Assets	$11,673,763	$—	$—	$11,673,763

Total Liabilities	$—	$—	$—	$—

Total	$11,673,763	$—	$—	$11,673,763

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$426,476
Aggregate gross unrealized depreciation	(472,438)

Net unrealized depreciation	$(45,962)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,719,725

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (71.2%)
Invesco S&P 500 Low Volatility ETF	17,850	$1,126,692
Invesco S&P Emerging Markets Low Volatility ETF	4,820	112,643
Invesco S&P International Developed Low Volatility ETF	18,590	517,360
Invesco S&P MidCap Low Volatility ETF	11,020	580,203
Invesco S&P SmallCap Low Volatility ETF	5,340	228,232
iShares Core MSCI EAFE ETF	16,890	1,180,104
iShares Core MSCI Emerging Markets ETF	4,560	220,932
iShares Core S&P Total U.S. Stock Market ETF	29,410	3,127,165
iShares MSCI EAFE Min Vol Factor ETF	9,360	644,811
iShares MSCI Emerging Markets Min Vol Factor ETF	2,690	146,067
iShares MSCI USA Min Vol Factor ETF	11,790	939,899
SPDR SSGA US Small Cap Low Volatility Index ETF	2,670	287,838

Total Equity		9,111,946

Fixed Income (28.1%)
iShares Core U.S. Aggregate Bond ETF(x)	31,290	3,100,839
iShares TIPS Bond ETF	4,520	487,482

Total Fixed Income		3,588,321

Total Exchange Traded Funds (99.3%) (Cost $11,717,639)		12,700,267

SHORT-TERM INVESTMENTS:
Investment Companies (7.9%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield)(xx)	1,006,500	1,006,500
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	7,698	7,703

Total Investment Companies		1,014,203

Total Short-Term Investments (7.9%) (Cost $1,014,203)		1,014,203

Total Investments in Securities (107.2%) (Cost $12,731,842)		13,714,470
Other Assets Less Liabilities (-7.2%)		(926,874)

Net Assets (100%)		$12,787,596

(x)	All or a portion of security is on loan at January 31, 2024.

(xx)	At January 31, 2024, the Fund had loaned securities with a total value of $991,000. This was collateralized by cash of $1,006,500 which was subsequently invested in investment companies.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$12,700,267	$—	$—	$12,700,267
Short-Term Investments
Investment Companies	1,014,203	—	—	1,014,203

Total Assets	$13,714,470	$—	$—	$13,714,470

Total Liabilities	$—	$—	$—	$—

Total	$13,714,470	$—	$—	$13,714,470

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,389,916
Aggregate gross unrealized depreciation	(484,286)

Net unrealized appreciation	$905,630

Federal income tax cost of investments in securities and derivative instruments, if applicable	$12,808,840

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (75.7%)
Invesco S&P 500 Low Volatility ETF	10,480	$661,498
Invesco S&P Emerging Markets Low Volatility ETF	3,180	74,317
Invesco S&P International Developed Low Volatility ETF	10,480	291,658
Invesco S&P MidCap Low Volatility ETF	6,980	367,497
Invesco S&P SmallCap Low Volatility ETF	3,350	143,179
iShares Core MSCI EAFE ETF	10,390	725,949
iShares Core MSCI Emerging Markets ETF	2,900	140,505
iShares Core S&P Total U.S. Stock Market ETF	18,990	2,019,207
iShares MSCI EAFE Min Vol Factor ETF	5,560	383,028
iShares MSCI Emerging Markets Min Vol Factor ETF	1,500	81,450
iShares MSCI USA Min Vol Factor ETF	6,580	524,558
SPDR SSGA US Small Cap Low Volatility Index ETF	1,540	166,019

Total Equity		5,578,865

Fixed Income (23.3%)
iShares Core U.S. Aggregate Bond ETF	15,100	1,496,410
iShares TIPS Bond ETF	2,030	218,935

Total Fixed Income		1,715,345

Total Investments in Securities (99.0%) (Cost $6,672,592)		7,294,210
Other Assets Less Liabilities (1.0%)		75,687

Net Assets (100%)		$7,369,897

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,294,210	$—	$—	$7,294,210
Total Assets	$7,294,210	$—	$—	$7,294,210

Total Liabilities	$—	$—	$—	$—

Total	$7,294,210	$—	$—	$7,294,210

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$786,953
Aggregate gross unrealized depreciation	(178,898)

Net unrealized appreciation	$608,055

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,686,155

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (81.2%)
Invesco S&P 500 Low Volatility ETF	13,990	$883,049
Invesco S&P Emerging Markets Low Volatility ETF	4,390	102,594
Invesco S&P International Developed Low Volatility ETF	17,320	482,015
Invesco S&P MidCap Low Volatility ETF	9,050	476,482
Invesco S&P SmallCap Low Volatility ETF	4,990	213,273
iShares Core MSCI EAFE ETF	13,610	950,931
iShares Core MSCI Emerging Markets ETF	4,320	209,304
iShares Core S&P Total U.S. Stock Market ETF	25,190	2,678,453
iShares MSCI EAFE Min Vol Factor ETF	6,870	473,274
iShares MSCI Emerging Markets Min Vol Factor ETF	1,870	101,541
iShares MSCI USA Min Vol Factor ETF	11,240	896,053
SPDR SSGA US Small Cap Low Volatility Index ETF	1,970	212,375

Total Equity		7,679,344

Fixed Income (17.9%)
iShares Core U.S. Aggregate Bond ETF	14,610	1,447,851
iShares TIPS Bond ETF	2,320	250,212

Total Fixed Income		1,698,063

Total Exchange Traded Funds (99.1%) (Cost $8,146,204)		9,377,407

SHORT-TERM INVESTMENT:
Investment Company (0.0%)†
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	4,545	4,548

Total Short-Term Investment (0.0%)† (Cost $4,548)		4,548

Total Investments in Securities (99.1%) (Cost $8,150,752)		9,381,955
Other Assets Less Liabilities (0.9%)		80,157

Net Assets (100%)		$9,462,112

†	Percent shown is less than 0.05%.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,377,407	$—	$—	$9,377,407
Short-Term Investment
Investment Company	4,548	—	—	4,548

Total Assets	$9,381,955	$—	$—	$9,381,955

Total Liabilities	$—	$—	$—	$—

Total	$9,381,955	$—	$—	$9,381,955

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,417,162
Aggregate gross unrealized depreciation	(197,794)

Net unrealized appreciation	$1,219,368

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,162,587

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (86.6%)
Invesco S&P 500 Low Volatility ETF	15,170	$957,530
Invesco S&P Emerging Markets Low Volatility ETF	4,600	107,502
Invesco S&P International Developed Low Volatility ETF	18,100	503,723
Invesco S&P MidCap Low Volatility ETF	9,690	510,179
Invesco S&P SmallCap Low Volatility ETF	5,360	229,086
iShares Core MSCI EAFE ETF(x)	14,380	1,004,731
iShares Core MSCI Emerging Markets ETF	4,690	227,230
iShares Core S&P Total U.S. Stock Market ETF(x)	26,860	2,856,024
iShares MSCI EAFE Min Vol Factor ETF	7,450	513,231
iShares MSCI Emerging Markets Min Vol Factor ETF	2,120	115,116
iShares MSCI USA Min Vol Factor ETF	11,490	915,983
SPDR SSGA US Small Cap Low Volatility Index ETF	2,060	222,077

Total Equity		8,162,412

Fixed Income (13.1%)
iShares Core U.S. Aggregate Bond ETF	10,580	1,048,478
iShares TIPS Bond ETF	1,770	190,894

Total Fixed Income		1,239,372

Total Exchange Traded Funds (99.7%) (Cost $8,115,970)		9,401,784

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield)(xx)	62,415	62,415
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	17,987	17,999

Total Investment Companies		80,414

Total Short-Term Investments (0.9%) (Cost $80,414)		80,414

Total Investments in Securities (100.6%) (Cost $8,196,384)		9,482,198
Other Assets Less Liabilities (-0.6%)		(54,632)

Net Assets (100%)		$9,427,566

(x)	All or a portion of security is on loan at January 31, 2024.

(xx)	At January 31, 2024, the Fund had loaned securities with a total value of $60,152. This was collateralized by cash of $62,415 which was subsequently invested in investment companies.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,401,784	$—	$—	$9,401,784
Short-Term Investments
Investment Companies	80,414	—	—	80,414

Total Assets	$9,482,198	$—	$—	$9,482,198

Total Liabilities	$—	$—	$—	$—

Total	$9,482,198	$—	$—	$9,482,198

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,374,035
Aggregate gross unrealized depreciation	(130,798)

Net unrealized appreciation	$1,243,237

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,238,961

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (91.0%)
Invesco S&P 500 Low Volatility ETF	10,370	$654,554
Invesco S&P Emerging Markets Low Volatility ETF	3,180	74,317
Invesco S&P International Developed Low Volatility ETF	12,110	337,021
Invesco S&P MidCap Low Volatility ETF	6,370	335,381
Invesco S&P SmallCap Low Volatility ETF	3,550	151,727
iShares Core MSCI EAFE ETF	9,690	677,040
iShares Core MSCI Emerging Markets ETF	3,170	153,587
iShares Core S&P Total U.S. Stock Market ETF	18,610	1,978,801
iShares MSCI EAFE Min Vol Factor ETF	4,920	338,939
iShares MSCI Emerging Markets Min Vol Factor ETF	1,500	81,450
iShares MSCI USA Min Vol Factor ETF	8,380	668,054
SPDR SSGA US Small Cap Low Volatility Index ETF	1,430	154,160

Total Equity		5,605,031

Fixed Income (7.9%)
iShares Core U.S. Aggregate Bond ETF	4,170	413,247
iShares TIPS Bond ETF	670	72,259

Total Fixed Income		485,506

Total Investments in Securities (98.9%) (Cost $4,966,619)		6,090,537
Other Assets Less Liabilities (1.1%)		67,280

Net Assets (100%)		$6,157,817

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,090,537	$—	$—	$6,090,537
Total Assets	$6,090,537	$—	$—	$6,090,537

Total Liabilities	$—	$—	$—	$—

Total	$6,090,537	$—	$—	$6,090,537

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,188,465
Aggregate gross unrealized depreciation	(66,983)

Net unrealized appreciation	$1,121,482

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,969,055

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.4%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	28,500	$504,165
Nippon Telegraph & Telephone Corp.	212,500	268,282
Quebecor, Inc., Class B	8,300	201,813
Spark New Zealand Ltd.	84,881	275,361
Swisscom AG (Registered)	922	551,185
Telenor ASA	17,872	198,303
Telstra Group Ltd.	133,153	351,026
Verizon Communications, Inc.	41,800	1,770,230

		4,120,365

Entertainment (0.2%)
Electronic Arts, Inc.	1,599	219,990
Universal Music Group NV	7,258	213,684

		433,674

Interactive Media & Services (2.5%)
Alphabet, Inc., Class A*	35,300	4,945,530
Meta Platforms, Inc., Class A*	736	287,143

		5,232,673

Media (0.8%)
Charter Communications, Inc., Class A*	544	201,666
Comcast Corp., Class A	29,100	1,354,314

		1,555,980

Wireless Telecommunication Services (0.9%)
KDDI Corp.	12,700	420,236
SoftBank Corp.	39,100	519,771
T-Mobile US, Inc.	4,972	801,636

		1,741,643

Total Communication Services		13,084,335

Consumer Discretionary (6.9%)
Automobile Components (0.2%)
Bridgestone Corp.	8,900	386,884

Automobiles (0.6%)
Bayerische Motoren Werke AG	3,043	317,422
Mercedes-Benz Group AG	8,206	557,347
Tesla, Inc.*	2,172	406,794

		1,281,563

Broadline Retail (1.6%)
Amazon.com, Inc.*	17,600	2,731,520
Dollarama, Inc.	2,900	212,833
Wesfarmers Ltd.	10,269	390,702

		3,335,055

Hotels, Restaurants & Leisure (1.0%)
Aristocrat Leisure Ltd.	8,814	254,033
Chipotle Mexican Grill, Inc.*	200	481,754
McDonald’s Corp.	3,975	1,163,562
Restaurant Brands International, Inc.	2,723	212,562

		2,111,911

Household Durables (0.3%)
DR Horton, Inc.	1,900	271,529
Sekisui House Ltd.	17,200	388,171

		659,700

Specialty Retail (2.8%)
AutoZone, Inc.*	200	552,426
Best Buy Co., Inc.	2,600	188,474
Home Depot, Inc. (The)	5,600	1,976,576
Industria de Diseno Textil SA	5,279	225,649
Lowe’s Cos., Inc.	4,100	872,644
O’Reilly Automotive, Inc.*	741	758,080
TJX Cos., Inc. (The)	9,003	854,475
Tractor Supply Co.	1,400	314,440

		5,742,764

Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp.*	281	211,798
LVMH Moet Hennessy Louis Vuitton SE	258	214,579
NIKE, Inc., Class B	3,534	358,807

		785,184

Total Consumer Discretionary		14,303,061

Consumer Staples (10.9%)
Beverages (2.3%)
Brown-Forman Corp., Class B	3,900	214,110
Coca-Cola Co. (The)	34,800	2,070,252
Diageo plc	7,117	255,976
Monster Beverage Corp.*	3,314	182,336
PepsiCo, Inc.	12,382	2,086,738

		4,809,412

Consumer Staples Distribution & Retail (2.9%)
Alimentation Couche-Tard, Inc.	4,350	254,895
Coles Group Ltd.	17,307	179,556
Costco Wholesale Corp.	3,168	2,201,380
George Weston Ltd.(x)	2,100	267,567
Koninklijke Ahold Delhaize NV	14,652	411,608
Loblaw Cos. Ltd.	2,300	229,837
Sysco Corp.	2,687	217,459
Walmart, Inc.	11,114	1,836,588
Woolworths Group Ltd.	14,776	346,853

		5,945,743

Food Products (2.9%)
Ajinomoto Co., Inc.	4,600	188,854
Archer-Daniels-Midland Co.	8,100	450,198
Danone SA	5,704	380,388
General Mills, Inc.	11,700	759,447
Hershey Co. (The)	3,500	677,390
J M Smucker Co. (The)	2,200	289,410
Kellanova	7,700	421,652
Mondelez International, Inc., Class A	18,800	1,415,076
Nestle SA (Registered)	9,351	1,066,188
Orkla ASA	27,019	211,638

		5,860,241

Household Products (2.2%)
Church & Dwight Co., Inc.	2,000	199,700
Colgate-Palmolive Co.	12,800	1,077,760
Henkel AG & Co. KGaA (Preference)(q)	3,969	305,257
Kimberly-Clark Corp.	6,100	737,917
Procter & Gamble Co. (The)	14,100	2,215,674

		4,536,308

Personal Care Products (0.6%)
Beiersdorf AG	2,994	439,847
L’Oreal SA	776	372,116
Unilever plc (Cboe Europe)	4,078	198,462
Unilever plc (London Stock Exchange)	5,289	257,507

		1,267,932

Total Consumer Staples		22,419,636

Energy (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
Chevron Corp.	4,500	663,435
Enbridge, Inc.	35,500	1,260,567
Equinor ASA	16,118	462,184
Exxon Mobil Corp.	10,600	1,089,786

Total Energy		3,475,972

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (16.1%)
Banks (3.4%)
Bank Hapoalim BM	42,421	$362,311
Canadian Imperial Bank of Commerce	9,000	406,739
Commonwealth Bank of Australia	2,502	191,713
DBS Group Holdings Ltd.	11,000	260,457
JPMorgan Chase & Co.	5,354	933,523
Mitsubishi UFJ Financial Group, Inc.	25,500	239,095
Mizuho Financial Group, Inc.	17,700	321,677
Nordea Bank Abp (Aquis Stock Exchange)	23,265	286,519
Nordea Bank Abp (Turquoise Stock Exchange)	13,972	171,782
Oversea-Chinese Banking Corp. Ltd.	22,500	215,083
Royal Bank of Canada	15,603	1,522,756
Sumitomo Mitsui Financial Group, Inc.	10,000	521,086
Toronto-Dominion Bank (The)	14,414	875,593
United Overseas Bank Ltd.	27,600	580,767

		6,889,101

Capital Markets (3.3%)
Ameriprise Financial, Inc.	1,500	580,245
ASX Ltd.	7,512	321,552
Bank of New York Mellon Corp. (The)	7,700	427,042
BlackRock, Inc.	683	528,854
Cboe Global Markets, Inc.	1,900	349,315
CME Group, Inc.	2,850	586,644
Daiwa Securities Group, Inc.	33,000	235,926
Deutsche Boerse AG	2,051	409,319
FactSet Research Systems, Inc.	400	190,368
Hong Kong Exchanges & Clearing Ltd.	4,900	148,626
Intercontinental Exchange, Inc.	6,366	810,583
Moody’s Corp.	1,700	666,468
MSCI, Inc.	371	222,088
Nasdaq, Inc.	3,400	196,418
S&P Global, Inc.	2,100	941,535
TMX Group Ltd.	9,500	234,947

		6,849,930

Financial Services (2.9%)
Berkshire Hathaway, Inc., Class B*	4,500	1,726,830
Fiserv, Inc.*	5,339	757,444
Mastercard, Inc., Class A	3,300	1,482,459
Visa, Inc., Class A(x)	7,000	1,912,820

		5,879,553

Insurance (6.5%)
Admiral Group plc	5,511	175,842
Aflac, Inc.	8,800	742,192
Allianz SE (Registered)	2,508	671,534
American International Group, Inc.	5,400	375,354
Aon plc, Class A	2,200	656,546
Assicurazioni Generali SpA	20,746	463,862
Chubb Ltd.	2,400	588,000
Hannover Rueck SE	1,052	252,240
Hartford Financial Services Group, Inc. (The)	2,600	226,096
Intact Financial Corp.	3,000	469,151
Loews Corp.	5,300	386,158
Manulife Financial Corp.	23,400	517,273
Marsh & McLennan Cos., Inc.	7,000	1,356,880
MS&AD Insurance Group Holdings, Inc.	8,500	352,818
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,959	834,128
NN Group NV	7,477	306,197
Progressive Corp. (The)	2,800	499,100
Sampo OYJ, Class A	10,515	440,708
Sompo Holdings, Inc.	9,600	498,989
Sun Life Financial, Inc.	10,300	533,904
Swiss Re AG	3,896	447,427
Tokio Marine Holdings, Inc.	17,500	463,580
Travelers Cos., Inc. (The)	4,400	929,984
W R Berkley Corp.	3,600	294,768
Willis Towers Watson plc	818	201,473
Zurich Insurance Group AG	1,542	784,531

		13,468,735

Total Financials		33,087,319

Health Care (11.8%)
Biotechnology (0.8%)
AbbVie, Inc.	1,312	215,693
Amgen, Inc.	2,106	661,832
Gilead Sciences, Inc.	6,013	470,577
Vertex Pharmaceuticals, Inc.*	760	329,369

		1,677,471

Health Care Equipment & Supplies (3.1%)
Abbott Laboratories	15,400	1,742,510
Alcon, Inc.	2,714	203,543
Becton Dickinson & Co.	3,000	716,430
Boston Scientific Corp.*	10,300	651,578
Edwards Lifesciences Corp.*	7,400	580,678
IDEXX Laboratories, Inc.*	562	289,475
Medtronic plc	15,872	1,389,435
ResMed, Inc.	1,200	228,240
Siemens Healthineers AG(m)	3,518	197,162
Stryker Corp.	1,300	436,124

		6,435,175

Health Care Providers & Services (2.5%)
Cencora, Inc.	2,200	511,896
Cigna Group (The)	1,800	541,710
CVS Health Corp.	9,500	706,515
Elevance Health, Inc.	1,700	838,848
McKesson Corp.	1,199	599,368
UnitedHealth Group, Inc.	3,800	1,944,612

		5,142,949

Life Sciences Tools & Services (0.5%)
Danaher Corp.	1,758	421,762
Mettler-Toledo International, Inc.*	200	239,438
Waters Corp.*	900	285,939

		947,139

Pharmaceuticals (4.9%)
AstraZeneca plc	1,309	174,220
Bristol-Myers Squibb Co.	16,898	825,805
Eli Lilly and Co.	2,077	1,340,932
GSK plc	11,495	227,646
Johnson & Johnson	13,979	2,221,263
Merck & Co., Inc.	10,600	1,280,268
Novartis AG (Registered)	8,181	847,298
Novo Nordisk A/S, Class B	8,130	928,529
Roche Holding AG	2,282	652,008
Sanofi SA	4,752	477,156
Zoetis, Inc.	5,625	1,056,431

		10,031,556

Total Health Care		24,234,290

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (17.9%)
Aerospace & Defense (1.5%)
Airbus SE	2,956	$472,053
General Dynamics Corp.	2,712	718,653
L3Harris Technologies, Inc.	973	202,792
Lockheed Martin Corp.	2,248	965,314
Northrop Grumman Corp.	1,500	670,140

		3,028,952

Air Freight & Logistics (0.8%)
Deutsche Post AG	8,646	416,046
Expeditors International of Washington, Inc.	4,800	606,384
United Parcel Service, Inc., Class B	4,700	666,930

		1,689,360

Building Products (1.7%)
Allegion plc	5,500	681,395
Assa Abloy AB, Class B	13,662	374,837
Carrier Global Corp.	8,600	470,506
Geberit AG (Registered)	619	357,310
Johnson Controls International plc	9,200	484,748
Trane Technologies plc	4,500	1,134,225

		3,503,021

Commercial Services & Supplies (1.2%)
Brambles Ltd.	40,979	392,057
Cintas Corp.	844	510,257
Copart, Inc.*	10,314	495,485
Republic Services, Inc.	1,100	188,232
Secom Co. Ltd.	2,500	181,157
Waste Management, Inc.	4,300	798,209

		2,565,397

Construction & Engineering (0.1%)
WSP Global, Inc.	1,400	205,671

Electrical Equipment (1.2%)
ABB Ltd. (Registered)	10,619	449,108
Eaton Corp. plc	4,900	1,205,792
Emerson Electric Co.	2,195	201,347
Rockwell Automation, Inc.	696	176,283
Schneider Electric SE	2,328	458,820

		2,491,350

Ground Transportation (1.2%)
CSX Corp.	26,701	953,226
Hankyu Hanshin Holdings, Inc.	8,100	248,200
Old Dominion Freight Line, Inc.	700	273,714
Union Pacific Corp.	4,056	989,380

		2,464,520

Industrial Conglomerates (1.6%)
General Electric Co.	8,271	1,095,246
Hitachi Ltd.	4,100	322,057
Honeywell International, Inc.	7,100	1,436,046
Siemens AG (Registered)	2,495	449,593

		3,302,942

Machinery (3.9%)
Atlas Copco AB, Class A	35,680	569,281
Caterpillar, Inc.	3,600	1,081,116
Cummins, Inc.	1,800	430,740
Deere & Co.	2,000	787,160
Epiroc AB, Class A	10,331	181,827
Fortive Corp.	2,400	187,632
Illinois Tool Works, Inc.	4,800	1,252,320
Knorr-Bremse AG	3,781	233,921
Kone OYJ, Class B	3,952	195,591
Otis Worldwide Corp.	3,900	344,916
PACCAR, Inc.	10,771	1,081,301
Pentair plc	5,900	431,703
Snap-on, Inc.	1,600	463,888
Volvo AB, Class B	22,816	544,866
Xylem, Inc.	1,854	208,464

		7,994,726

Marine Transportation (0.1%)
Kuehne + Nagel International AG (Registered)	633	216,168

Professional Services (2.6%)
Automatic Data Processing, Inc.	5,705	1,402,175
Booz Allen Hamilton Holding Corp.	1,570	221,009
Broadridge Financial Solutions, Inc.	2,400	490,080
Jacobs Solutions, Inc.	1,600	215,632
Leidos Holdings, Inc.	2,034	224,696
Paychex, Inc.	4,091	497,997
SGS SA (Registered)	2,158	199,653
Thomson Reuters Corp.	4,545	674,795
Verisk Analytics, Inc.	1,600	386,448
Wolters Kluwer NV	6,349	936,470

		5,248,955

Trading Companies & Distributors (2.0%)
Brenntag SE	4,227	375,722
Fastenal Co.	12,442	848,918
ITOCHU Corp.	16,000	727,090
Mitsubishi Corp.	25,200	435,159
Mitsui & Co. Ltd.	15,500	627,901
Sumitomo Corp.	16,800	385,182
WW Grainger, Inc.	800	716,512

		4,116,484

Total Industrials		36,827,546

Information Technology (19.3%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	21,700	1,088,906
Motorola Solutions, Inc.	2,700	862,650

		1,951,556

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	8,700	879,570
CDW Corp.	3,200	725,504
Keysight Technologies, Inc.*	1,900	291,194
TE Connectivity Ltd.	2,800	398,132

		2,294,400

IT Services (1.7%)
Accenture plc, Class A	4,200	1,528,296
Bechtle AG	5,404	282,147
CGI, Inc.*	1,600	179,178
Cognizant Technology Solutions Corp., Class A	2,766	213,314
Gartner, Inc.*	900	411,696
International Business Machines Corp.	3,800	697,908
VeriSign, Inc.*	1,395	277,437

		3,589,976

Semiconductors & Semiconductor Equipment (4.0%)
Applied Materials, Inc.	3,045	500,294
ASML Holding NV	1,376	1,179,297
Broadcom, Inc.	1,087	1,282,660
KLA Corp.	500	297,020
Microchip Technology, Inc.	2,451	208,776
NVIDIA Corp.	4,234	2,605,053
NXP Semiconductors NV	2,814	592,544
Texas Instruments, Inc.	9,600	1,537,152

		8,202,796

Software (6.7%)
Adobe, Inc.*	1,761	1,087,910
Autodesk, Inc.*	1,948	494,422

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	3,160	$911,534
Fair Isaac Corp.*	200	239,766
Microsoft Corp.	23,310	9,267,590
Oracle Corp.	1,966	219,602
Roper Technologies, Inc.	1,600	859,200
Synopsys, Inc.*	1,445	770,691

		13,850,715

Technology Hardware, Storage & Peripherals (4.8%)
Apple, Inc.	48,156	8,879,967
Canon, Inc.	10,500	290,813
FUJIFILM Holdings Corp.	3,700	234,570
HP, Inc.	7,000	200,970
NetApp, Inc.	2,900	252,880

		9,859,200

Total Information Technology		39,748,643

Materials (2.1%)
Chemicals (1.7%)
Air Liquide SA	1,364	255,667
Air Products and Chemicals, Inc.	1,000	255,710
CF Industries Holdings, Inc.	2,656	200,554
Corteva, Inc.	4,900	222,852
Ecolab, Inc.	3,400	673,948
Givaudan SA (Registered)	154	640,685
Mitsubishi Chemical Group Corp.	37,400	225,807
PPG Industries, Inc.	1,300	183,352
Sherwin-Williams Co. (The)	2,900	882,702

		3,541,277

Metals & Mining (0.4%)
BHP Group Ltd.	7,744	237,650
Franco-Nevada Corp.	3,100	335,398
Rio Tinto Ltd.	2,153	186,823

		759,871

Total Materials		4,301,148

Real Estate (1.9%)
Diversified REITs (0.1%)
Nomura Real Estate Master Fund, Inc. (REIT)(x)	305	334,176

Industrial REITs (0.4%)
Goodman Group (REIT)	18,902	313,093
Prologis, Inc. (REIT)	3,688	467,233

		780,326

Office REITs (0.1%)
Nippon Building Fund, Inc. (REIT)	41	166,176

Real Estate Management & Development (0.2%)
Mitsubishi Estate Co. Ltd.	15,400	213,993
Swiss Prime Site AG (Registered)	1,962	198,719

		412,712

Residential REITs (0.4%)
AvalonBay Communities, Inc. (REIT)	2,200	393,822
Equity Residential (REIT)	3,400	204,646
Essex Property Trust, Inc. (REIT)	864	201,545

		800,013

Specialized REITs (0.7%)
American Tower Corp. (REIT)	3,200	626,080
Iron Mountain, Inc. (REIT)	3,300	222,816
Public Storage (REIT)	2,300	651,337

		1,500,233

Total Real Estate		3,993,636

Utilities (4.0%)
Electric Utilities (1.7%)
Chubu Electric Power Co., Inc.	18,300	237,931
Enel SpA	114,379	780,149
Eversource Energy	10,900	590,998
Exelon Corp.	10,403	362,128
FirstEnergy Corp.	5,257	192,827
Iberdrola SA	47,505	572,353
Terna - Rete Elettrica Nazionale	58,178	490,635
Xcel Energy, Inc.	3,316	198,529

		3,425,550

Gas Utilities (0.4%)
Atmos Energy Corp.	5,688	648,091
Hong Kong & China Gas Co. Ltd.	308,000	218,627

		866,718

Independent Power and Renewable Electricity Producers (0.1%)
RWE AG	4,552	168,879

Multi-Utilities (1.8%)
CMS Energy Corp.	3,379	193,144
Consolidated Edison, Inc.	7,600	690,840
E.ON SE	37,794	512,993
National Grid plc	26,197	348,711
Public Service Enterprise Group, Inc.	12,100	701,679
Sempra	14,500	1,037,620
WEC Energy Group, Inc.	2,327	187,928

		3,672,915

Total Utilities		8,134,062

Total Common Stocks (99.0%) (Cost $175,278,226)		203,609,648

	Number of Warrants
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	100	—

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	1,312,447	1,313,366

Total Short-Term Investment (0.6%) (Cost $1,313,438)		1,313,366

Total Investments in Securities (99.6%) (Cost $176,591,664)		204,923,014
Other Assets Less Liabilities (0.4%)		758,128

Net Assets (100%)		$205,681,142

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2024, the market value or fair value, as applicable, of these securities amounted to $197,162 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)

All or a portion of security is on loan at January 31, 2024, the Fund had loaned securities with a total value of $1,822,545. This was collateralized by $1,949,790 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.317%, maturing 2/29/24 – 11/15/52.

Glossary:

REIT — Real Estate Investment Trust

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Canada	4.2
China	0.3
Denmark	0.5
Finland	0.5
France	0.8
Germany	3.1
Hong Kong	0.2
Israel	0.2
Italy	0.8
Japan	4.6
Netherlands	1.5
New Zealand	0.1
Norway	0.4
Singapore	0.5
Spain	0.4
Sweden	0.8
Switzerland	2.2
United Kingdom	0.7
United States	76.3
Cash and Other	0.4

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$10,286,487	$2,797,848	$—		$13,084,335
Consumer Discretionary	11,568,274	2,734,787	—		14,303,061
Consumer Staples	17,805,386	4,614,250	—		22,419,636
Energy	3,013,788	462,184	—		3,475,972
Financials	23,129,550	9,957,769	—		33,087,319
Health Care	20,526,728	3,707,562	—		24,234,290
Industrials	27,077,477	9,750,069	—		36,827,546
Information Technology	37,761,816	1,986,827	—		39,748,643
Materials	2,754,516	1,546,632	—		4,301,148
Real Estate	2,767,479	1,226,157	—		3,993,636
Utilities	4,803,784	3,330,278	—		8,134,062
Short-Term Investment
Investment Company	1,313,366	—	—		1,313,366
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$162,808,651	$42,114,363	$—		$204,923,014

Total Liabilities	$—	$—	$—		$—

Total	$162,808,651	$42,114,363	$—		$204,923,014

(a)	Value is zero.

As of January 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,090,202
Aggregate gross unrealized depreciation	(4,260,655)

Net unrealized appreciation	$27,829,547

Federal income tax cost of investments in securities and derivative instruments, if applicable	$177,093,467

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the 1290 Funds (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Fund” and collectively, the “Funds”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires funds to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Fund investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management, LLC, the Trust’s investment adviser (the “Adviser”), as the Funds’ valuation designee. As the Funds’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Fund investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Funds, in accordance with 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Funds’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of January 31, 2024, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2024 (Unaudited)

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.